UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2012

Date of reporting period:	7/31/2012

Item 1. Schedule of Investments

Prudential Global Total Return Fund, Inc.

Schedule of Investments

as of July 31, 2012 (Unaudited)

Principal Amount (000) #	Description	Value
LONG-TERM INVESTMENTS 97.6%
FOREIGN BONDS 59.0%
Austria 0.3%
	Austria Government Bond, Sr. Unsec’d. Notes,
EUR 500	3.200%, 02/20/17	$ 684,241

Belgium 2.1%
	Belgium Government Bond,
	Ser. 48,
EUR 750	4.000%, 03/28/22	1,037,786
	Ser. 59,
EUR 1,250	2.750%, 03/28/16	1,637,184
	Belgium Government International Bond, Sr. Unsec’d. Notes,
	Ser. E, 144A, MTN,
$ 1,500	2.875%, 09/15/14	1,540,830
	Ser. E, MTN,
1,535	2.750%, 03/05/15	1,575,462

		5,791,262

Bermuda 0.4%
	Allied World Assurance Co. Holdings Ltd., Gtd. Notes,
30	5.500%, 11/15/20	32,290
250	7.500%, 08/01/16	288,518
	Axis Capital Holdings Ltd., Sr. Unsec’d. Notes,
400	5.750%, 12/01/14	424,359
	Digicel Ltd., Sr. Unsec’d. Notes, 144A,
250	12.000%, 04/01/14	278,125
	Weatherford International Ltd. Bermuda, Gtd. Notes,
65	5.125%, 09/15/20	70,964

		1,094,256

Brazil 1.8%
	Brazil Notas do Tesouro Nacional, Notes, Ser. NTNF,
BRL 1,194	10.000%, 01/01/21	598,043
	Brazilian Government International Bond,
	Sr. Unsec’d. Notes,
500	4.875%, 01/22/21	600,000
EUR 350	7.375%, 02/03/15	494,592
	Unsec’d. Notes,
EUR 694	11.000%, 06/26/17	1,199,732
	Cia Energetica de Sao Paulo, Sr. Unsec’d. Notes, 144A, MTN,
BRL 2,850	9.750%, 01/15/15	2,044,771

		4,937,138

Canada 1.3%
	Agrium, Inc., Sr. Unsec’d. Notes,
25	6.125%, 01/15/41	32,250
	Bank of Montreal, Sr. Unsec’d. Notes, MTN,
675	2.500%, 01/11/17	709,317
	Bank of Nova Scotia, Sr. Unsec’d. Notes,
1,125	2.550%, 01/12/17	1,186,145
	Canadian Government Bond,
CAD 300	1.000%, 02/01/14	298,768
	Canadian Pacific Railway Co., Sr. Unsec’d. Notes,
77	6.500%, 05/15/18	93,315
	Novelis, Inc., Gtd. Notes,
250	8.375%, 12/15/17	273,750
	Teck Resources Ltd., Sr. Sec’d. Notes,
29	10.250%, 05/15/16	32,045
	TransAlta Corp., Sr. Unsec’d. Notes,
200	6.650%, 05/15/18	222,773
	Videotron Ltee, Gtd. Notes,
325	9.125%, 04/15/18	355,062
	Xstrata Finance Canada Ltd., Gtd. Notes, 144A,
250	2.850%, 11/10/14	256,714

		3,460,139

Cayman Islands 0.9%
	Hutchison Whampoa International (09) Ltd., Gtd. Notes, RegS,
250	7.625%, 04/09/19	312,825
	IPIC GMTN Ltd., Gtd. Notes, 144A, MTN,
300	5.500%, 03/01/22	335,400
	MUFG Capital Finance 1 Ltd., Gtd. Notes,
120	6.346%, 07/25/49(a)	133,279
	Petrobras International Finance Co. - PifCo., Gtd. Notes,
900	5.375%, 01/27/21	1,006,814
	Schahin II Finance Co. SPV Ltd., Sr. Sec’d. Notes, 144A,
250	5.875%, 09/25/22	259,062
	Seagate HDD Cayman, Gtd. Notes,
300	6.875%, 05/01/20	323,625
	Transocean, Inc., Gtd. Notes,
25	7.350%, 12/15/41	33,419

		2,404,424

Chile 0.1%
	Empresa Nacional de Electricidad SA, Sr. Unsec’d. Notes,
260	8.350%, 08/01/13	276,659

China 0.4%
	China Government International Bond, Sr. Unsec’d. Notes,
989	4.750%, 10/29/13	1,033,043

Colombia 0.9%
	Colombia Government International Bond, Sr. Unsec’d. Notes,
1,000	8.250%, 12/22/14	1,167,500
715	11.750%, 02/25/20	1,172,600

		2,340,100

Croatia 0.5%
	Croatia Government International Bond, Sr. Unsec’d. Notes,
EUR 1,050	6.500%, 01/05/15	1,363,628

Czech Republic 2.0%
	Czech Republic International,
	Sr. Unsec’d. Notes,
CHF 600	2.875%, 11/23/16	671,413
	Sr. Unsec’d. Notes, Ser. E, MTN,
EUR 3,500	4.500%, 11/05/14	4,666,006

		5,337,419

Denmark 0.3%
	Denmark Government Bond,
DKK 1,500	5.000%, 11/15/13	265,152
	Denmark Government International Bond,
	Sr. Unsec’d. Notes, Ser. E, MTN,
EUR 100	1.750%, 10/05/15	128,541
SEK 3,000	3.165%, 03/31/14	449,358

		843,051

Finland 0.3%
	Finland Government Bond,
	Sr. Unsec’d. Notes,
EUR 200	1.875%, 04/15/17	261,836
EUR 300	3.500%, 04/15/21	430,655

		692,491

France 1.5%
	French Treasury Note BTAN, Bonds,
EUR 2,900	2.500%, 07/25/16(b)	3,834,006
	Societe des Autoroutes Paris-Rhin-Rhone, Sr. Unsec’d. Notes,
	Ser. E, MTN,
EUR 200	5.000%, 01/12/17	271,297

		4,105,303

Germany 0.6%
	Bundesobligation, Unsec’d. Notes, Ser. 162,
EUR 235	0.750%, 02/24/17	295,304
	Bundesrepublik Deutschland, Bonds,
EUR 75	5.500%, 01/04/31	142,557
	Sr. Unsec’d. Notes,
EUR 200	2.000%, 01/04/22	263,509

	KFW, Gtd. Notes, Ser. E, MTN,
SGD 750	1.860%, 08/13/12	602,844
	RWE AG, Jr. Sub. Notes,
EUR 200	4.625%, 09/28/49(a)	242,309

		1,546,523

Hong Kong 0.2%
	Hong Kong Government Bond Programme, Unsec’d. Notes,
HKD 3,000	0.380%, 03/10/14	387,451
	Hong Kong SAR Government Bond, Unsec’d. Notes, RegS,
200	5.125%, 08/01/14	215,759

		603,210

Hungary 4.5%
	Hungary Government International Bond,
	Sr. Unsec’d. Notes,
EUR 1,000	4.375%, 07/04/17	1,104,781
EUR 5,750	4.500%, 01/29/14	7,018,942
GBP 325	5.500%, 05/06/14	499,765
	Sr. Unsec’d. Notes, Ser. 4BR,
JPY 100,000	1.670%, 03/18/13	1,224,323
	Sr. Unsec’d. Notes, Ser. E, MTN,
CHF 500	4.000%, 05/20/16	471,167
EUR 1,500	6.750%, 07/28/14	1,891,675

		12,210,653

India 0.3%
	State Bank of India, Sr. Unsec’d. Notes, MTN, RegS,
EUR 600	4.500%, 11/30/15	748,856

Indonesia 0.8%
	Adaro Indonesia PT, Gtd. Notes, RegS,
130	7.625%, 10/22/19	138,944
	Indonesia Government International Bond, Sr. Unsec’d. Notes, RegS,
2,000	6.750%, 03/10/14	2,142,500

		2,281,444

Ireland 1.2%
	Ireland Government Bond,
EUR 600	4.000%, 01/15/14	741,935
EUR 1,150	4.500%, 04/18/20	1,276,724
	Nara Cable Funding Ltd., Sr. Sec’d. Notes, RegS,
EUR 400	8.875%, 12/01/18	433,103
	Raspadskaya OJSC Via Raspadskaya Securities Ltd., Bonds, 144A,
450	7.750%, 04/27/17	447,300
	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Unsec’d. Notes, 144A,
295	7.748%, 02/02/21	293,525

	Willis Group Holdings PLC, Gtd. Notes,
100	4.125%, 03/15/16	105,240

		3,297,827

Israel 1.1%
	Israel Government Bond, Ser. 0313,
ILS 1,300	5.000%, 03/31/13	332,487
	Israel Government International Bond,
	Sr. Unsec’d. Notes,
800	5.125%, 03/26/19	920,000
	Sr. Unsec’d. Notes, MTN,
EUR 350	4.625%, 03/18/20	477,367
	Sr. Unsec’d. Notes, Ser. E, MTN,
EUR 1,000	3.750%, 10/12/15	1,308,167

		3,038,021

Italy 4.4%
	Italy Buoni Poliennali del Tesoro, Bonds,
EUR 120	3.000%, 06/15/15	141,026
EUR 3,065	4.750%, 05/01/17	3,671,219
EUR 600	6.000%, 05/01/31	694,170
	Ser. CPI
EUR 1,144	2.100%, 09/15/17	1,223,385
	Italy Certificati di Credito del Tesoro, Bonds,
EUR 1,000	3.870%, 01/31/14(c)	1,161,843
EUR 1,300	4.300%, 05/30/14(c)	1,481,210
	Republic of Italy, Sr. Unsec’d. Notes,
JPY 92,000	3.700%, 11/14/16	1,112,002
313	4.375%, 06/15/13	314,690
JPY 100,000	4.500%, 06/08/15	1,267,108
JPY 62,000	5.500%, 12/15/14	803,079

		11,869,732

Japan 3.9%
	Japan Government Two Year Bond, Sr. Unsec’d. Notes, Ser. 311,
JPY 200,000	0.200%, 12/15/13	2,563,272
	Japan Government Ten Year Bond, Sr. Unsec’d. Notes, Ser. 318,
JPY 121,500	1.000%, 09/20/21	1,595,714
	Japan Government Twenty Year Bond, Sr. Unsec’d. Notes,
	Ser. 108,
JPY 164,000	1.900%, 12/20/28	2,245,991
	Ser. 132,
JPY 110,000	1.700%, 12/20/31	1,435,575
	Ser. 134,
JPY 180,000	1.800%, 03/20/32	2,383,283
	Japan Government Thirty Year Bond, Sr. Unsec’d. Notes, Ser. 36,
JPY 20,000	2.000%, 03/20/42	264,782

		10,488,617

Kazakhstan
	KazMunayGas National Co., Sr. Unsec’d. Notes, 144A, MTN,
100	11.750%, 01/23/15	121,133

Luxembourg 1.9%
	ArcelorMittal, Sr. Unsec’d. Notes,
250	6.125%, 06/01/18	258,445
100	6.250%, 02/25/22	100,209
	Enel Finance International SA, Gtd. Notes, 144A,
300	6.000%, 10/07/39	248,186
	GAZ Capital SA For Gazprom,
	Sr. Unsec’d. Notes, 144A,
300	4.950%, 05/23/16	316,851
350	9.250%, 04/23/19	453,131
	Sr. Unsec’d. Notes, RegS,
1,000	9.250%, 04/23/19	1,294,660
	Gazprom International SA, Sr. Unsec’d. Notes, RegS,
252	7.201%, 02/01/20	279,838
	Luxembourg Government Bond, Sr. Unsec’d. Notes,
EUR 500	3.375%, 05/18/20	703,730
	Minerva Luxembourg SA, Gtd. Notes, 144A,
200	12.250%, 02/10/22	212,500
	RSHB Capital SA for OJSC Russian Agricultural Bank, Sr. Unsec’d. Notes, 144A,
380	7.125%, 01/14/14	403,207
	VTB Bank OJSC Via VTB Capital SA, Sr. Unsec’d. Notes, 144A,
315	6.875%, 05/29/18(d)	337,050
	Wind Acquisition Finance SA, Sec’d. Notes, 144A,
650	11.750%, 07/15/17	539,500

		5,147,307

Malaysia 0.4%
	Malaysia Government Bond, Ser. 0211,
MYR 3,500	3.434%, 08/15/14	1,127,236

Mexico 2.2%
	Mexican Bonos, Bonds, Ser. M,
MXN 3,500	9.000%, 06/20/13	273,061
	Mexico Government International Bond,
	Sr. Unsec’d. Notes,
EUR 500	5.375%, 06/10/13	639,196
	Sr. Unsec’d. Notes, Ser. G, MTN,
EUR 213	4.250%, 06/16/15	283,184
EUR 2,160	4.250%, 07/14/17	2,884,908
GBP 825	6.750%, 02/06/24	1,547,376
	Petroleos Mexicanos, Gtd. Notes, 144A,
300	4.875%, 01/24/22	338,250

		5,965,975

Netherlands 1.3%
	Bank Nederlandse Gemeenten, Sr. Unsec’d. Notes, Ser. E, MTN,
ZAR 5,000	9.750%, 08/07/12	602,770
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Sr. Unsec’d. Notes, Ser. G, MTN,
SGD 500	2.100%, 09/10/12	402,379
	Hertz Holdings Netherlands BV, Sr. Sec’d. Notes, RegS,
EUR 155	8.500%, 07/31/15	205,970
	Indo Integrated Energy II BV, Sr. Sec’d. Notes, RegS,
200	9.750%, 11/05/16	218,500
	LUKOIL International Finance BV, Gtd. Notes, 144A,
130	7.250%, 11/05/19	150,800
	Netherlands Government Bond,
EUR 300	2.500%, 01/15/17	400,903
EUR 400	4.000%, 07/15/18	579,275
	NXP BV/NXP Funding LLC,
	Sr. Sec’d. Notes, 144A,
350	10.000%, 07/15/13	373,625
	Sr. Sec’d. Notes, Ser. EXCH,
EUR 131	3.247%, 10/15/13(a)	159,043
	Wolters Kluwer NV, Sr. Unsec’d. Notes,
EUR 300	6.375%, 04/10/18	450,106

		3,543,371

Norway 0.3%
	Kommunalbanken AS, Sr. Unsec’d. Notes, RegS,
500	2.375%, 01/19/16	525,150
	Norway Government Bond, Ser. 470,
NOK 1,500	6.500%, 05/15/13	258,645

		783,795

Peru 2.1%
	Peruvian Government International Bond,
	Sr. Unsec’d. Notes,
500	7.350%, 07/21/25	730,000
	Sr. Unsec’d. Notes, RegS,
EUR 3,658	7.500%, 10/14/14	5,085,931

		5,815,931

Philippines 1.7%
	Philippine Government International Bond,
	Sr. Unsec’d. Notes,
EUR 2,881	6.250%, 03/15/16	3,874,253
500	6.500%, 01/20/20	635,000

		4,509,253

Poland 2.8%
	Poland Government Bond, Ser. 0114,
PLN 1,300	4.190%, 01/25/14(c)	365,970
	Poland Government International Bond,
	Sr. Unsec’d. Notes, Ser. 8,
JPY 200,000	1.920%, 11/13/12	2,564,352
	Sr. Unsec’d. Notes, Ser. E, MTN,
CHF 3,000	2.625%, 05/12/15	3,199,734
EUR 500	3.625%, 02/01/16	667,249
EUR 500	5.250%, 01/20/25	731,230

		7,528,535

Portugal 1.1%
	Portugal Obrigacoes do Tesouro OT,
	Sr. Unsec’d. Notes,
EUR 400	3.350%, 10/15/15	417,696
EUR 700	4.200%, 10/15/16	693,486
EUR 1,910	4.750%, 06/14/19	1,635,652
	Ser. JUN,
EUR 120	4.375%, 06/16/14	138,736

		2,885,570

Russia 1.3%
	Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS,
2,818	7.500%, 03/31/30(c)	3,497,363

Singapore 0.4%
	Berau Capital Resources Pte Ltd., Gtd. Notes, RegS,
400	12.500%, 07/08/15	445,000
	Bumi Investment Pte Ltd., Sr. Sec’d. Notes, MTN, RegS,
140	10.750%, 10/06/17	142,450
	Singapore Government Bond, Sr. Unsec’d. Notes,
SGD 750	1.125%, 04/01/16	621,565

		1,209,015

Slovak Republic 0.2%
	Slovakia Government International Bond, Unsec’d. Notes,
EUR 400	4.500%, 05/20/14	521,126

South Africa 1.9%
	Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes,
EUR 200	4.000%, 03/07/13	248,850
	South Africa Government Bond,
	Ser. R213,
ZAR 6,745	7.000%, 02/28/31	749,603
	Ser. R214,
ZAR 7,765	6.500%, 02/28/41	779,357
	South Africa Government International Bond,
EUR 550	5.250%, 05/16/13	699,596
	Unsec’d. Notes, Ser. E, MTN ,
EUR 1,977	4.500%, 04/05/16	2,650,855

		5,128,261

South Korea 2.2%
	Export-Import Bank of Korea,
	Sr. Unsec’d. Notes,
240	5.875%, 01/14/15	262,891
100	8.125%, 01/21/14	109,085
	Sr. Unsec’d. Notes, Ser. E, MTN,
CHF 400	2.500%, 10/26/12	411,185
HKD 1,000	3.070%, 10/15/12	129,427
	Korea Development Bank,
	Sr. Unsec’d. Notes,
500	3.500%, 08/22/17	524,877
550	3.875%, 05/04/17	586,040
	Sr. Unsec’d. Notes, Ser. E, MTN,
CHF 500	4.125%, 05/16/13	526,324
	Sr. Unsec’d. Notes, Ser. E, MTN, RegS,
SGD 250	0.900%, 09/26/12	200,860
	Korea Finance Corp., Sr. Unsec’d. Notes, Ser. E, MTN, RegS,
SGD 500	1.600%, 12/28/12	401,892
	Korea Housing Finance Corp., Covered Notes, RegS,
1,000	4.125%, 12/15/15	1,064,831
	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsec’d. Notes, 144A,
270	4.750%, 07/13/21	301,434
	National Agricultural Cooperative Federation, Sr. Unsec’d. Notes, 144A, MTN,
200	3.500%, 02/08/17	207,645
	Republic of Korea, Sr. Unsec’d. Notes,
EUR 880	3.625%, 11/02/15	1,158,334

		5,884,825

Spain 4.1%
	Instituto de Credito Oficial, Gov’t. Gtd. Notes, MTN, RegS,
EUR 400	4.375%, 03/31/14	484,281
	Spain Government Bond,
EUR 950	3.000%, 04/30/15	1,088,186
EUR 2,900	3.250%, 04/30/16	3,227,701
EUR 5,200	3.400%, 04/30/14	6,223,250

		11,023,418

Supranational 0.2%
	Corp. Andina de Fomento, Sr. Unsec’d. Notes,
230	3.750%, 01/15/16	240,243
	Nordic Investment Bank, Sr. Notes, Ser. E, MTN,
HKD 3,000	5.000%, 11/30/12	392,415

		632,658

Sweden 0.7%
	Nordea Bank AB, Sr. Unsec’d. Notes, 144A,
1,250	3.125%, 03/20/17	1,295,199
	Sweden Government Bond, Ser. 1041,
SEK 2,000	6.750%, 05/05/14	323,440
	Sweden Government International Bond, Sr. Unsec’d. Notes, Ser. E, MTN,
EUR 300	3.125%, 05/07/14	389,412

		2,008,051

Thailand 0.3%
	Thailand Government Bond, Sr. Unsec’d. Notes,
THB 21,000	3.650%, 12/17/21	683,941

Turkey 1.4%
	Turkey Government Bond,
TRY 2,000	7.530%, 07/17/13(c)	1,038,126
	Turkey Government International Bond,
	Sr. Unsec’d. Notes,
EUR 1,148	5.500%, 02/16/17	1,531,043
EUR 750	6.500%, 02/10/14	982,787
	Turkiye Garanti Bankasi AS, Sr. Unsec’d. Notes, 144A,
200	6.250%, 04/20/21	209,500

		3,761,456

United Arab Emirates 0.2%
	Dolphin Energy Ltd., Sr. Sec’d. Notes, 144A,
284	5.888%, 06/15/19	318,239
	Dubai Electricity & Water Authority, Sr. Unsec’d. Notes, 144A,
200	8.500%, 04/22/15	224,500

		542,739

United Kingdom 2.4%
	Bank of England Euro Note, 144A,
525	1.625%, 03/18/13	529,541
	Barclays Bank PLC, Sr. Unsec’d. Notes,
450	6.750%, 05/22/19	526,245
	BP Capital Markets PLC, Gtd. Notes,
125	4.500%, 10/01/20	146,469
30	5.250%, 11/07/13	31,813
	HSBC Holdings PLC,
	Sr. Unsec’d. Notes,
150	4.875%, 01/14/22	170,473
85	5.100%, 04/05/21	97,698
	Sub. Notes,
125	6.500%, 09/15/37	145,878
525	6.800%, 06/01/38	635,054
	Imperial Tobacco Finance PLC, Gtd. Notes, Ser. E, MTN,
EUR 200	8.375%, 02/17/16	302,958
	Lloyds TSB Bank PLC, Gtd. Notes,
575	4.200%, 03/28/17	599,730
500	6.375%, 01/21/21	579,507

	Gtd. Notes, 144A, MTN,
245	5.800%, 01/13/20	270,161
	Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, MTN,
150	6.400%, 10/21/19	163,260
	Royal Bank of Scotland PLC (The), Gtd. Notes,
325	6.125%, 01/11/21	367,087
	Gtd. Notes, Ser. 2,
140	3.400%, 08/23/13	142,322
	United Kingdom Gilt, Bonds,
GBP 250	4.000%, 03/07/22	480,531
GBP 320	4.250%, 12/07/40	635,314
GBP 375	4.500%, 12/07/42	779,080

		6,603,121

Venezuela 0.1%
	Petroleos de Venezuela SA, Gtd. Notes, RegS,
300	8.500%, 11/02/17	251,250
	Sr. Unsec’d. Notes, Ser. 2014,
150	4.900%, 10/28/14	131,070

		382,320

	Total foreign bonds	159,754,437

ASSET-BACKED SECURITIES 6.2%
Non-Residential Mortgage-Backed Securities 3.2%
	AIMCO CDO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A,
492	0.705%, 10/20/19(a)	471,559
	Apidos CDO (Cayman Islands), 144A,
	Ser. 2006-4A, Class A1,
500	0.698%, 10/27/18(a)	485,375
	Ser. 2011-8A, Class A1,
500	1.955%, 10/17/21(a)	499,579
	ARES CLO Ltd. (Cayman Islands), Ser. 2011-16A, Class A, 144A,
500	2.066%, 05/17/21(a)	501,277
	ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2006-2A, Class A2, 144A,
238	0.708%, 01/26/20(a)	230,852
	Avoca CLO I BV (Ireland), Ser. II-A, Class A1, 144A,
EUR 898	1.119%, 01/15/20(a)	1,059,572
	BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A,
367	0.717%, 05/25/17(a)	361,162
	Cent CDO XI Ltd. (Cayman Islands), Ser. 2006-11A, Class A1, 144A,
496	0.711%, 04/25/19(a)	479,197

	Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A,
817	0.703%, 07/22/20(a)	793,081
	Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A,
14	0.815%, 07/15/16(a)	14,292
	Highlander Euro CDO Cayman Ltd. (Netherlands), Ser. 2008-4A, Class C, 144A,
EUR 500	5.439%, 08/01/16(a)	559,065
	Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A,
468	0.727%, 11/15/17(a)	457,767
	Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A,
486	0.728%, 09/15/17(a)	472,098
	Monument Park CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class A1, 144A,
70	1.005%, 01/20/16(a)	69,838
	Mountain Capital CLO Ltd. (Cayman Islands), 144A,
	Ser. 2004-3A, Class A2L,
200	1.267%, 02/15/16(a)	195,225
	Ser. 2005-4A, Class A1L,
521	0.718%, 03/15/18(a)	502,613
	North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A,
EUR 313	1.573%, 09/14/19(a)	366,889
	Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A,
35	7.125%, 01/15/13	35,143
	Rosedale CLO Ltd. (Cayman Islands), Ser. 2006-A, Class A1S, 144A,
181	0.702%, 07/24/21(a)	175,890
	Slater Mill Loan Fund LP (Cayman Islands), Ser. 2012-1A, Class B, 144A,
250	3.117%, 08/17/22(a)	240,637
	Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A,
600	0.716%, 11/01/18(a)	585,939
	Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A,
104	0.953%, 01/21/16(a)(d)	103,166

		8,660,216

Residential Mortgage-Backed Securities 3.0%
	ACE Securities Corp., Ser. 2004-FM1, Class M1,
325	1.146%, 09/25/33(a)	265,754
	Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A5,
449	0.696%, 06/25/34(a)	420,104
	Ameriquest Mortgage Securities, Inc., Ser. 2004-R8, Class M1,
400	1.206%, 09/25/34(a)	328,450
	Argent Securities, Inc., Ser. 2004-W6, Class M1,
333	0.796%, 05/25/34(a)	267,304

	Bear Stearns Asset Backed Securities Trust,
	Ser. 2004-HE2, Class M1,
354	1.146%, 03/25/34(a)	280,632
	Ser. 2004-HE3, Class M2,
258	1.971%, 04/25/34(a)	222,550
	Chase Funding Loan Acquisition Trust, Ser. 2004-AQ1, Class A2,
215	0.646%, 05/25/34(a)	193,418
	Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2,
205	0.606%, 10/25/34(a)	200,227
	Countrywide Asset-Backed Certificates, Ser. 2002-5, Class MV1,
206	1.746%, 03/25/33(a)	179,408
	Fremont Home Loan Trust, Ser. 2004-1, Class M1,
421	0.921%, 02/25/34(a)	322,506
	GSAMP Trust, Ser. 2004-FM1, Class M1,
264	1.221%, 11/25/33(a)	216,213
	Home Equity Asset Trust, Ser. 2004-3, Class M1,
616	1.101%, 08/25/34(a)	501,195
	HSBC Home Equity Loan Trust, Ser. 2007-2, Class A4,
400	0.547%, 07/20/36(a)	340,530
	Long Beach Mortgage Loan Trust, Ser. 2004-3, Class M1,
600	1.101%, 07/25/34(a)	464,738
	Mastr Asset Backed Securities Trust, Ser. 2004-OPT2, Class A1,
375	0.596%, 09/25/34(a)	315,044
	Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class M1,
288	1.046%, 08/25/35(a)	218,100
	Morgan Stanley ABS Capital I,
	Ser. 2003-NC8, Class M1,
369	1.296%, 09/25/33(a)	298,772
	Ser. 2004-NC1, Class M1,
460	1.296%, 12/25/33(a)	402,861
	Ser. 2004-OP1, Class M1,
437	1.116%, 11/25/34(a)	331,662
	Ser. 2004-WMC1, Class M1,
717	1.176%, 06/25/34(a)	575,689
	Ser. 2004-WMC2, Class M1,
286	1.161%, 07/25/34(a)	239,032
	Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class A3,
383	1.226%, 02/25/33(a)	326,103
	New Century Home Equity Loan Trust, Ser. 2003-4, Class M1,
468	1.371%, 10/25/33(a)	397,401
	Option One Mortgage Loan Trust, Ser. 2003-6, Class A2,
389	0.906%, 11/25/33(a)	322,612
	Popular ABS Mortgage Pass-Through Trust, Ser. 2004-4, Class M1,
230	5.181%, 09/25/34(c)	158,365

	Structured Asset Investment Loan Trust,
	Ser. 2004-2, Class A4,
106	0.951%, 03/25/34(a)	82,931
	Ser. 2004-8, Class A8,
376	1.246%, 09/25/34(a)	337,567

		8,209,168

	Total asset-backed securities	16,869,384

BANK LOANS(a) 1.7%
Automotive 0.1%
	Chrysler LLC,
198	6.000%, 05/24/17	200,846

Chemicals 0.2%
	Ashland, Inc.,
248	3.750%, 08/23/18	248,907
	Rockwood Holdings, Inc.,
249	3.500%, 02/09/18	248,977

		497,884

Consumer
	Visant Corp.,
142	5.250%, 12/22/16	137,732

Foods
	Del Monte Foods Co.,
144	4.500%, 03/08/18	141,207

Gaming 0.1%
	CCM Merger, Inc.,
137	6.000%, 03/01/17	135,363
	Scientific Games Corp.,
249	3.000%, 06/30/15	246,968

		382,331

Healthcare & Pharmaceutical 0.5%
	Community Health Systems, Inc.,
466	3.967%, 01/25/17	462,607
	HCA, Inc.,
56	3.496%, 02/02/16	54,869
134	3.711%, 03/31/17	131,461
	RPI Finance Trust,
445	4.000%, 05/09/18	444,043
152	4.000%, 11/09/18	151,979

		1,244,959

Real Estate Investment Trusts 0.1%
	CB Richard Ellis Services, Inc.,
191	3.749%, 09/04/19	189,626

Retailers 0.1%
	Dollar General Corp.,
320	2.996%, 07/07/14	320,398

Technology 0.5%
	First Data Corp.,
237	4.247%, 03/26/18	220,685
18	5.247%, 03/24/17	17,383
	Flextronics International Ltd.,
235	2.519%, 10/01/14	231,882
	Freescale Semiconductor, Inc.,
300	4.495%, 12/01/16	281,438
	Sensata Technologies BV,
396	4.000%, 05/12/18	394,513
	SunGard Data Systems, Inc.,
117	3.935%, 02/28/16	116,951
5	3.996%, 02/28/17	4,577

		1,267,429

Telecommunications 0.1%
	Fibertech Networks LLC,
296	5.750%, 11/30/16	295,501

	Total bank loans	4,677,913

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.8%
	Commercial Mortgage Pass-Through Certificates,
	Ser. 2006-C7, Class A4,
700	5.749%, 06/10/46(a)	792,963
	Credit Suisse First Boston Mortgage Securities Corp.,
	Ser. 2005-C5, Class A4,
600	5.100%, 08/15/38	663,749
	Credit Suisse Mortgage Capital Certificates,
	Ser. 2007-C5, Class A2,
533	5.589%, 09/15/40	532,359
	CW Capital Cobalt Ltd.,
	Ser. 2007-C3, Class A3,
400	5.811%, 05/15/46(a)	429,548
	GE Capital Commercial Mortgage Corp.,
	Ser. 2006-C1, Class A4,
1,000	5.303%, 03/10/44(a)	1,120,304
	Greenwich Capital Commercial Funding Corp.,
	Ser. 2005-GG5, Class A5,
600	5.224%, 04/10/37	660,193
	Ser. 2007-GG9, Class A2,
471	5.381%, 03/10/39	482,252
	GS Mortgage Securities Corp. II,
	Ser. 2007-GG10, Class A2,
202	5.778%, 08/10/45	203,397
	JPMorgan Chase Commercial Mortgage Securities Corp.,
	Ser. 2005-LDP4, Class A3A1,
187	4.871%, 10/15/42	186,695

	Ser. 2005-LDP5, Class A4,
1,000	5.195%, 12/15/44(a)	1,122,733
	Ser. 2007-LD12, Class A2,
449	5.827%, 02/15/51	452,108
	LB-UBS Commercial Mortgage Trust,
	Ser. 2006-C3, Class A4,
700	5.661%, 03/15/39	790,484
	Ser. 2007-C6, Class A2,
962	5.845%, 07/15/40	985,424
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	Ser. 2006-2, Class A4,
1,000	5.898%, 06/12/46(a)	1,152,977
	Merrill Lynch Mortgage Trust,
	Ser. 2008-C1, Class A2,
558	5.425%, 02/12/51	560,254
	Morgan Stanley Capital I, Inc.,
	Ser. 2005-IQ9, Class A4,
740	4.660%, 07/15/56	775,937
	Ser. 2006-HQ8, Class A4,
800	5.419%, 03/12/44(a)	894,938
	Wachovia Bank Commercial Mortgage Trust,
	Ser. 2006-C23, Class A4,
500	5.418%, 01/15/45	557,441
	Ser. 2007-C34, Class A2,
627	5.569%, 05/15/46	633,938

	Total commercial mortgage-backed securities	12,997,694

CORPORATE BONDS 23.9%
Aerospace & Defense 0.2%
	B/E Aerospace, Inc., Sr. Unsec’d. Notes,
350	5.250%, 04/01/22	367,500
	L-3 Communications Corp., Gtd. Notes,
75	4.750%, 07/15/20	81,510

		449,010

Airlines 0.3%
	Continental Airlines, Inc., Pass-thru Certs., Ser. A,
95	4.750%, 01/12/21	100,206
	Delta Air Lines, Inc., Pass-thru Certs.,
	Ser. 071A,
220	6.821%, 08/10/22	237,207
	Ser. 2A,
23	4.950%, 05/23/19	24,337
	Ser. A,
247	5.300%, 04/15/19	263,961
	United Airlines, Inc., Pass-thru Certs., Ser. 071A,
114	6.636%, 07/02/22	118,829

		744,540

Automotive 0.5%
	BorgWarner, Inc., Sr. Unsec’d. Notes,
50	4.625%, 09/15/20	55,663
	Delphi Corp., Gtd. Notes,
350	5.875%, 05/15/19	373,187
	Ford Motor Credit Co. LLC,
	Sr. Unsec’d. Notes,
225	5.625%, 09/15/15	243,689
	Sr. Unsec’d. Notes, 144A,
200	3.984%, 06/15/16	206,412
250	4.207%, 04/15/16	258,824
	Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN,
100	2.700%, 03/15/17	101,974
	Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN,
75	5.750%, 12/15/14	81,197

		1,320,946

Banking 5.8%
	American Express Co., Sr. Unsec’d. Notes,
440	8.125%, 05/20/19	598,415
	American Express Credit Corp., Sr. Unsec’d. Notes, MTN,
750	2.800%, 09/19/16(e)	802,973
	Bank of America Corp.,
	Jr. Sub. Notes, Ser. K,
235	8.000%, 12/29/49(a)	253,191
	Sr. Unsec’d. Notes,
225	5.700%, 01/24/22	257,015
	Sr. Unsec’d. Notes, MTN,
540	5.000%, 05/13/21	582,098
	Sr. Unsec’d. Notes, Ser. 1,
120	3.750%, 07/12/16	124,284
	Sub. Notes,
400	4.750%, 08/15/13	409,481
	Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes,
200	7.250%, 02/01/18	247,365
	Capital One Bank USA NA, Sub. Notes,
350	8.800%, 07/15/19	450,802
	Capital One Capital V, Ltd. Gtd. Notes,
170	10.250%, 08/15/39	175,950
	Capital One Financial Corp., Sub. Notes,
115	6.150%, 09/01/16	129,052
	Citigroup, Inc.,
	Sr. Unsec’d. Notes,
425	4.500%, 01/14/22	447,041
385	6.125%, 05/15/18	439,703
600	6.500%, 08/19/13	630,514
110	8.125%, 07/15/39	157,397
	Sub. Notes,
300	5.500%, 02/15/17	319,803
	Unsec’d. Notes,
605	8.500%, 05/22/19	768,171

	Goldman Sachs Group, Inc. (The),
	Sr. Notes,
205	6.250%, 02/01/41	223,862
	Sr. Unsec’d. Notes,
1,200	5.250%, 07/27/21	1,263,175
	Sub. Notes,
185	6.750%, 10/01/37	190,205
	HSBC USA, Inc., Sr. Unsec’d. Notes,
225	2.375%, 02/13/15	230,034
	JPMorgan Chase & Co.,
	Jr. Sub. Notes, Ser. 1,
450	7.900%, 04/29/49(a)	496,602
	Sr. Unsec’d. Notes,
800	3.150%, 07/05/16	841,119
30	4.250%, 10/15/20	32,503
830	4.350%, 08/15/21	909,134
150	6.000%, 01/15/18	177,540
	KeyCorp, Sr. Unsec’d. Notes, MTN,
90	5.100%, 03/24/21	103,624
	Merrill Lynch & Co., Inc.,
	Sr. Unsec’d. Notes, MTN,
600	5.450%, 02/05/13	613,445
65	6.050%, 08/15/12	65,115
	Morgan Stanley,
	Sr. Unsec’d. Notes,
600	5.500%, 07/28/21	606,349
	Sr. Unsec’d. Notes, MTN,
670	5.625%, 09/23/19	677,202
	PNC Funding Corp., Gtd. Notes,
275	2.700%, 09/19/16	290,712
	Santander Holdings USA, Inc., Sr. Unsec’d. Notes,
50	4.625%, 04/19/16	49,590
	State Street Corp., Jr. Sub. Debs.,
245	4.956%, 03/15/18	263,723
	SunTrust Banks, Inc., Sr. Unsec’d. Notes,
300	5.250%, 11/05/12	303,539
	US Bancorp, Jr. Sub. Notes,
340	3.442%, 02/01/16	358,861
	Wachovia Bank NA, Sub. Notes, MTN,
370	4.875%, 02/01/15	400,177
	Wells Fargo & Co.,
	Sr. Unsec’d. Notes,
425	3.676%, 06/15/16(c)	461,838
	Sr. Unsec’d. Notes, MTN,
120	3.500%, 03/08/22	127,962
130	4.600%, 04/01/21	149,500

		15,629,066

Brokerage
	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes,
100	6.875%, 05/02/18(f)	24,625

Building Materials & Construction 0.3%
	CRH America, Inc., Gtd. Notes,
110	8.125%, 07/15/18	132,796
	Masco Corp., Sr. Unsec’d. Notes,
260	7.125%, 08/15/13	272,388
	Toll Brothers Finance Corp., Gtd. Notes,
420	5.150%, 05/15/15	445,191

		850,375

Cable 1.3%
	Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A,
250	8.625%, 11/15/17	269,375
	CSC Holdings LLC,
	Sr. Unsec’d. Notes,
500	8.500%, 04/15/14	551,250
185	8.625%, 02/15/19	216,912
	Sr. Unsec’d. Notes, 144A,
325	6.750%, 11/15/21	354,250
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes,
125	3.500%, 03/01/16	133,284
25	3.550%, 03/15/15	26,482
265	4.750%, 10/01/14	285,781
	Dish DBS Corp., Gtd. Notes,
900	6.625%, 10/01/14	970,875
	Time Warner Cable, Inc., Gtd. Notes,
195	6.750%, 07/01/18	245,191
300	8.750%, 02/14/19	407,568

		3,460,968

Capital Goods 1.2%
	ABB Finance USA, Inc., Gtd. Notes,
200	2.875%, 05/08/22	208,221
	Actuant Corp., Gtd. Notes, 144A,
400	5.625%, 06/15/22	412,000
	Case New Holland, Inc., Gtd. Notes,
300	7.750%, 09/01/13	318,750
	Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN,
145	5.850%, 09/01/17	175,355
	ERAC USA Finance Co., Gtd. Notes, 144A,
250	6.375%, 10/15/17 (original cost $273,750; purchased 02/09/10)(d)(g)	293,924
190	7.000%, 10/15/37 (original cost $221,242; purchased 10/26/11)(d)(g)	240,231
	Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A,
125	3.125%, 05/11/15 (original cost $124,879; purchased 05/08/12)(d)(g)	126,273
	Textron, Inc.,
	Sr. Unsec’d. Notes,
100	5.600%, 12/01/17	110,906

200	7.250%, 10/01/19	238,067
	United Technologies Corp., Sr. Unsec’d. Notes,
675	4.500%, 06/01/42	782,780
	Xylem, Inc., Sr. Unsec’d. Notes,
225	4.875%, 10/01/21	252,811

		3,159,318

Chemicals 0.5%
	Dow Chemical Co. (The),
	Sr. Unsec’d. Notes,
75	5.900%, 02/15/15	83,889
250	7.600%, 05/15/14	278,097
152	9.400%, 05/15/39	251,413
	PPG Industries, Inc., Sr. Unsec’d. Notes,
25	5.500%, 11/15/40	30,972
	Reliance Holdings USA, Inc., Gtd. Notes, 144A,
650	5.400%, 02/14/22	679,031

		1,323,402
Consumer 0.3%
	Sealy Mattress Co., Sr. Sec’d. Notes, 144A,
502	10.875%, 04/15/16	543,415
	Service Corp. International, Sr. Unsec’d. Notes,
250	7.000%, 06/15/17	284,375

		827,790

Electric 0.5%
	AES Corp. (The),
	Sr. Unsec’d. Notes,
250	8.000%, 10/15/17	290,625
250	9.750%, 04/15/16	300,625
	Duke Energy Corp., Sr. Unsec’d. Notes,
350	6.300%, 02/01/14	378,162
	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Sec’d. Notes,
150	10.875%, 06/01/16 (original cost $146,609; purchased 09/30/09)(d)(g)	168,375
	Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes,
105	6.800%, 09/01/18	128,669
	Peco Energy Co., First Ref. Mtge.,
100	5.350%, 03/01/18	119,951
	Public Service Co. of New Mexico, Sr. Unsec’d. Notes,
50	7.950%, 05/15/18	60,542

		1,446,949

Energy–Integrated 0.1%
	Hess Corp., Sr. Unsec’d. Notes,
295	7.000%, 02/15/14	322,250

Energy–Other 0.5%
	Anadarko Petroleum Corp.,
	Sr. Unsec’d. Notes,
175	6.375%, 09/15/17	209,915
35	6.450%, 09/15/36	44,254

	Forest Oil Corp., Gtd. Notes,
450	8.500%, 02/15/14	470,250
	Nabors Industries, Inc., Gtd. Notes,
170	4.625%, 09/15/21	182,204
	Phillips 66, Gtd. Notes, 144A,
100	2.950%, 05/01/17	104,892
	Pioneer Natural Resources Co., Sr. Unsec’d. Notes,
200	6.875%, 05/01/18	241,225

		1,252,740

Foods 1.8%
	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes,
250	4.125%, 01/15/15	270,508
225	8.000%, 11/15/39	380,714
	ARAMARK Corp., Gtd. Notes,
1,100	8.500%, 02/01/15	1,126,136
	ARAMARK Holdings Corp., Sr. Unsec’d. Notes, 144A, PIK,
755	8.625%, 05/01/16	771,995
	ConAgra Foods, Inc., Sr. Unsec’d. Notes,
250	7.000%, 04/15/19	312,166
	Darling International, Inc., Gtd. Notes,
200	8.500%, 12/15/18	224,500
	Ingles Markets, Inc., Sr. Unsec’d. Notes,
300	8.875%, 05/15/17	327,750
	JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A,
190	7.250%, 06/01/21 (original cost $175,275; purchased 12/08/11)(d)(g)	180,500
	Kraft Foods Group, Inc., Gtd. Notes, 144A,
75	6.875%, 01/26/39	103,714
	Smithfield Foods, Inc., Sr. Sec’d. Notes,
550	10.000%, 07/15/14	647,625
	Stater Bros. Holdings, Inc., Gtd. Notes,
350	7.750%, 04/15/15	356,563
	SUPERVALU, Inc., Sr. Unsec’d. Notes,
205	7.500%, 11/15/14	195,263
	Tyson Foods, Inc., Gtd. Notes,
90	6.850%, 04/01/16	101,700

		4,999,134

Gaming 0.7%
	Ameristar Casinos, Inc., Gtd. Notes,
205	7.500%, 04/15/21	220,888
	Marina District Finance Co., Inc., Sr. Sec’d. Notes,
200	9.500%, 10/15/15	194,250
	MGM Resorts International, Sr. Sec’d. Notes,
700	13.000%, 11/15/13	796,250
	Pinnacle Entertainment, Inc., Gtd. Notes,
400	8.625%, 08/01/17	436,000
	Yonkers Racing Corp., Sec’d. Notes, 144A,
250	11.375%, 07/15/16 (original cost $263,750; purchased 06/28/12)(d)(g)	264,375

		1,911,763

Healthcare & Pharmaceutical 0.7%
	Amgen, Inc.,
	Sr. Unsec’d. Notes,
280	5.150%, 11/15/41	309,925
45	5.375%, 05/15/43	51,310
	Becton, Dickinson and Co., Sr. Unsec’d. Notes,
50	5.000%, 11/12/40	62,869
	Gilead Sciences, Inc., Sr. Unsec’d. Notes,
125	5.650%, 12/01/41	157,581
	HCA, Inc., Gtd. Notes,
250	8.000%, 10/01/18	287,500
	Sr. Unsec’d. Notes,
400	7.190%, 11/15/15	429,000
	Sr. Unsec’d. Notes, MTN,
35	9.000%, 12/15/14	38,850
	Mylan, Inc., Gtd. Notes, 144A,
170	7.625%, 07/15/17	189,656
	Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes,
200	5.000%, 08/15/14	213,471
	Wyeth, Gtd. Notes,
70	6.450%, 02/01/24	96,966

		1,837,128

Healthcare Insurance 0.5%
	Cigna Corp.,
	Sr. Unsec’d. Notes,
225	5.375%, 02/15/42	255,534
140	5.875%, 03/15/41	167,730
	Coventry Health Care, Inc., Sr. Unsec’d. Notes,
360	6.125%, 01/15/15	393,157
	UnitedHealth Group, Inc., Sr. Unsec’d. Notes,
235	6.625%, 11/15/37	332,542
	WellPoint, Inc., Sr. Unsec’d. Notes,
95	4.625%, 05/15/42	98,201

		1,247,164

Insurance 1.0%
	Allstate Corp. (The), Sr. Unsec’d. Notes,
25	5.200%, 01/15/42	29,870
	American International Group, Inc., Sr. Unsec’d. Notes,
300	4.875%, 09/15/16	323,709
75	6.400%, 12/15/20	87,746
100	8.250%, 08/15/18	123,202
	MTN,
300	5.850%, 01/16/18	337,456
	Chubb Corp. (The), Jr. Sub. Notes,
140	6.375%, 03/29/67(a)	146,300
	Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes,
175	5.125%, 04/15/22	186,196
	Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A,
90	6.500%, 03/15/35	96,453

	Lincoln National Corp.,
	Jr. Sub. Notes,
30	6.050%, 04/20/67(a)	28,950
	Sr. Unsec’d. Notes,
80	6.300%, 10/09/37	90,199
200	8.750%, 07/01/19	257,696
	MetLife, Inc., Sr. Unsec’d. Notes,
100	7.717%, 02/15/19	129,378
	Northwestern Mutual Life Insurance, Sub. Notes, 144A,
50	6.063%, 03/30/40	64,954
	Progressive Corp. (The), Jr. Sub. Notes,
100	6.700%, 06/15/37(a)	106,500
	Teachers Insurance & Annuity Association of America, Sub. Notes, 144A,
210	6.850%, 12/16/39	288,453
	Unum Group, Sr. Unsec’d. Notes,
245	7.125%, 09/30/16	285,293

		2,582,355

Lodging 0.4%
	Felcor Lodging LP, Sr. Sec’d. Notes,
376	10.000%, 10/01/14	430,050
	Host Hotels & Resorts LP, Gtd. Notes, Ser. O,
420	6.375%, 03/15/15	425,513
	Marriott International, Inc., Sr. Unsec’d. Notes,
125	3.000%, 03/01/19	127,974
	Wyndham Worldwide Corp., Sr. Unsec’d. Notes,
150	5.750%, 02/01/18	167,953

		1,151,490

Media & Entertainment 1.3%
	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes,
250	9.125%, 08/01/18	281,406
	Historic TW, Inc., Gtd. Notes,
130	6.625%, 05/15/29	162,641
	NBCUniversal Media LLC, Sr. Unsec’d. Notes,
100	4.375%, 04/01/21	113,021
	News America, Inc., Gtd. Notes,
415	6.150%, 03/01/37	503,518
120	6.150%, 02/15/41	153,013
60	6.900%, 08/15/39	77,655
	Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes,
450	11.625%, 02/01/14	513,000
	R.R. Donnelley & Sons Co.,
	Sr. Unsec’d. Notes,
600	4.950%, 04/01/14	615,000
450	8.600%, 08/15/16	484,875
	SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes,
200	11.125%, 06/01/18	225,750

	Time Warner Cos., Inc., Gtd. Notes,
99	6.950%, 01/15/28	126,566
	Viacom, Inc.,
	Sr. Unsec’d. Notes,
55	4.375%, 09/15/14	58,915
165	6.750%, 10/05/37	224,581

		3,539,941

Metals 0.7%
	Metals USA, Inc., Sr. Sec’d. Notes,
800	11.125%, 12/01/15	833,000
	Newmont Mining Corp., Gtd. Notes,
200	6.250%, 10/01/39	241,318
	Peabody Energy Corp., Gtd. Notes, 144A,
400	6.000%, 11/15/18	400,000
	Steel Dynamics, Inc., Gtd. Notes,
400	6.750%, 04/01/15	407,500

		1,881,818

Non-Captive Finance 1.4%
	CIT Group, Inc., Gtd. Notes, 144A,
48	7.000%, 05/02/17	48,229
	General Electric Capital Corp.,
	Sr. Unsec’d. Notes,
CHF 1,000	4.375%, 12/05/12	1,037,146
	Sr. Unsec’d. Notes, MTN,
165	4.625%, 01/07/21	186,538
585	5.875%, 01/14/38(e)	711,190
	Sub. Notes,
100	5.300%, 02/11/21	114,592
	International Lease Finance Corp.,
	Sr. Sec’d. Notes, 144A,
200	6.500%, 09/01/14	213,500
	Sr. Unsec’d. Notes,
75	5.750%, 05/15/16	78,111
125	6.250%, 05/15/19	131,406
	SLM Corp.,
	Sr. Notes, MTN,
55	6.250%, 01/25/16	58,300
	Sr. Unsec’d. Notes, MTN,
510	5.050%, 11/14/14	530,957
60	8.000%, 03/25/20	67,350
225	8.450%, 06/15/18	256,500
	Sr. Unsec’d. Notes, Ser. A, MTN,
390	5.000%, 04/15/15	403,188
	Unsec’d. Notes, MTN,
75	6.000%, 01/25/17	78,563

		3,915,570

Packaging 0.4%
	Greif, Inc., Sr. Unsec’d. Notes,
140	7.750%, 08/01/19	159,600
	Owens-Brockway Glass Container, Inc., Gtd. Notes,
400	7.375%, 05/15/16	451,000
	Sealed Air Corp., Sr. Unsec’d. Notes, 144A,
600	5.625%, 07/15/13	622,500

		1,233,100

Paper 0.5%
	International Paper Co.,
	Sr. Unsec’d. Notes,
130	6.000%, 11/15/41	157,917
75	7.300%, 11/15/39	98,617
200	7.950%, 06/15/18	256,644
	MeadWestvaco Corp., Sr. Unsec’d. Notes,
450	7.375%, 09/01/19	549,970
	Rock-Tenn Co., Unsec’d. Notes, 144A,
175	4.450%, 03/01/19	184,835

		1,247,983

Pipelines & Others 0.3%
	CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes,
200	6.625%, 11/01/37	262,985
	Energy Transfer Partners LP, Sr. Unsec’d. Notes,
85	4.650%, 06/01/21	90,569
	Kinder Morgan Energy Partners LP,
	Sr. Unsec’d. Notes,
100	5.850%, 09/15/12	100,601
170	7.300%, 08/15/33	210,802
	Northwest Pipeline GP, Sr. Unsec’d. Notes,
75	6.050%, 06/15/18	89,230

		754,187

Railroads 0.1%
	Norfolk Southern Corp., Sr. Unsec’d. Notes,
300	6.000%, 03/15/2105	384,232

Real Estate Investment Trusts 0.3%
	Hospitality Properties Trust, Sr. Unsec’d. Notes,
250	7.875%, 08/15/14	270,013
	Simon Property Group LP,
	Sr. Unsec’d. Notes,
45	2.800%, 01/30/17	47,237
50	3.375%, 03/15/22	52,187
95	4.200%, 02/01/15	100,924
40	6.125%, 05/30/18	48,060
125	6.750%, 05/15/14	135,573
	WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A,
200	5.750%, 09/02/15	219,215

		873,209

Retailers 0.5%
	CVS Caremark Corp., Sr. Unsec’d. Notes,
200	6.125%, 09/15/39	263,134
	Macy’s Retail Holdings, Inc., Gtd. Notes,
75	3.875%, 01/15/22	80,806

	Nordstrom, Inc., Sr. Unsec’d. Notes,
50	4.000%, 10/15/21	56,624
	Susser Holdings LLC/Susser Finance Corp., Gtd. Notes,
450	8.500%, 05/15/16	490,500
	Target Corp., Sr. Unsec’d. Notes,
250	7.000%, 01/15/38	374,887

		1,265,951

Technology 0.7%
	Amphenol Corp., Sr. Unsec’d. Notes,
250	4.750%, 11/15/14	269,226
	Arrow Electronics, Inc., Sr. Unsec’d. Notes,
50	3.375%, 11/01/15	51,845
	Commscope, Inc., Gtd. Notes, 144A,
400	8.250%, 01/15/19(d)	418,500
	Fiserv, Inc., Gtd. Notes,
50	3.125%, 10/01/15	52,042
45	3.125%, 06/15/16	46,879
	SunGard Data Systems, Inc., Gtd. Notes,
150	7.625%, 11/15/20	161,062
250	10.250%, 08/15/15	255,938
	TransUnion LLC/TransUnion Financing Corp., Gtd. Notes,
400	11.375%, 06/15/18	471,500
	Xerox Corp., Sr. Unsec’d. Notes,
225	4.250%, 02/15/15	239,802

		1,966,794

Telecommunications 0.8%
	AT&T, Inc.,
	Sr. Unsec’d. Notes,
80	5.350%, 09/01/40	97,808
150	5.550%, 08/15/41	190,628
130	6.550%, 02/15/39	178,592
	CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A,
300	7.750%, 05/01/17	325,125
	Embarq Corp., Sr. Unsec’d. Notes,
465	7.082%, 06/01/16 (original cost $525,632; purchased 05/04/11 - 05/11/11)(d)(g)	535,003
	Metropcs Wireless, Inc., Gtd. Notes,
250	7.875%, 09/01/18	265,000
	Nextel Communications, Inc., Gtd. Notes, Ser. E,
90	6.875%, 10/31/13	90,337
	Paetec Holding Corp., Sr. Sec’d. Notes,
300	8.875%, 06/30/17	324,750
	Verizon Communications, Inc., Sr. Unsec’d. Notes,
85	6.400%, 02/15/38	117,277
		2,124,520

Tobacco 0.3%
	Altria Group, Inc., Gtd. Notes,
250	9.950%, 11/10/38	420,631
	Lorillard Tobacco Co., Gtd. Notes,
60	3.500%, 08/04/16	63,571
80	8.125%, 06/23/19	100,849
	Reynolds American, Inc., Gtd. Notes,
300	6.750%, 06/15/17	362,399

		947,450

	Total corporate bonds	64,675,768

MUNICIPAL BONDS 1.7%
	California St., BABs,
75	7.625%, 03/01/40	101,758
	Taxable Var. Purp. GO,
115	7.500%, 04/01/34	149,845
	Chicago IL Brd. Ed., BABs, Taxable Ser. E,
100	6.138%, 12/01/39	112,682
	City of Chicago IL, O’Hare International Arpt., BABs,
60	6.395%, 01/01/40	78,952
	Connecticut St. Spl. Tax Obligation Rev., BABs,
275	5.459%, 11/01/30	335,868
	District of Columbia Income Tax Rev., BABs,
175	5.582%, 12/01/35	225,139
	District of Columbia Wtr. & Sewer Auth. Pub. Util. Rev., Taxable, BABs,
175	5.522%, 10/01/44	217,361
	Metropolitan Government of Nashville & Davidson Cnty., Convention Center Auth., BABs,
125	6.731%, 07/01/43	144,631
	New Jersey St. Tpk. Auth. Tpk. Rev., BABs, Taxable, Issuer Subsidy Rev.,
	Ser. A,
200	7.102%, 01/01/41	292,708
	Ser. F,
100	7.414%, 01/01/40	152,034
	New York, NY, BABs,
250	5.968%, 03/01/36	327,620
	Ohio St. Univ. Gen. Rcpts., BABs,
165	4.910%, 06/01/40	205,275
	Ohio St. Wtr. Dev. Auth. Wtr. Pollutn. Ctl. Rev. Taxable, BABs,
500	4.879%, 12/01/34	578,485
	Pennsylvania St. Tpk. Commission, Tpk. Rev., BABs,
295	5.511%, 12/01/45	363,410
	Regional Transn. Dist. Colo. Sales Tax Rev., BABs, Ser. B,
75	5.844%, 11/01/50	104,038
	Salt River Project Agricultural Improvement & Pwr. Dist., Elec. Sys. Rev., BABs,
250	4.839%, 01/01/41	300,795

	Texas St. Transn. Commn. Rev. Taxable First Tier, Ser. B, BABs, Direct pmt.,
150	5.028%, 04/01/26	184,653
	University of Calif. Rev., BABs,
150	5.770%, 05/15/43	188,635
	University TX, Perm. Univ., BABs,
250	5.262%, 07/01/39	318,698
	Utah St., BABs, Ser. D, GO,
150	4.554%, 07/01/24	179,018

	Total municipal bonds	4,561,605

U.S. TREASURY SECURITIES 0.3%
	U.S. Treasury Bonds,
45	3.125%, 02/15/42	50,147
	U.S. Treasury Notes,
500	0.500%, 07/31/17	497,617
170	1.750%, 05/15/22	174,011

	Total U.S. treasury securities	721,775

PREFERRED STOCK

Shares
Banking
4,000	Citigroup Capital XIII (Capital Security, fixed to floating preferred),7.875%(a)	109,560

	Total long-term investments (cost $256,776,725)	264,368,136

SHORT-TERM INVESTMENTS 1.2%
Affiliated Money Market Mutual Fund 0.3%
853,058	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $853,058)(h)	853,058

OPTIONS PURCHASED*(i) 0.9%

Notional Amount (000)#
Put Options
10,800	Euro/Turkish Lira expiring 01/10/13 @ 2.582	1,878,743
2,485	United States Dollar/Brazilian Real expiring 03/25/13 @ 1.930	18,507
	United States Dollar/Chinese Yuan Renminbi
5,200	expiring 04/11/13 @ 6.276	5,855
7,673	expiring 04/12/13 @ 6.400	53,885
6,500	expiring 10/25/12 @ 6.450	103,732

13,630	United States Dollar/Indian Rupee expiring 01/03/13 @ 56.180	296,218
13,357	United States Dollar/Romanian Leu expiring 12/20/12 @ 3.390	39,853
2,560	United States Dollar/Russian Rouble expiring 04/11/13 @ 31.130	28,845

	Total options purchased (cost $3,119,763)	2,425,638

	Total short-term investments (cost $3,972,821)	3,278,696

	Total Investments 98.8% (cost $260,749,546)(j)	267,646,832
	Other assets in excess of liabilities(k) 1.2%	3,370,092

	Net Assets 100.0%	$ 271,016,924

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

BABs—Build America Bonds

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

GMTN—Global Medium Term Note

GO—General Obligation

MTN—Medium Term Note

NA—Not Applicable

PIK—Payment-in-Kind

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli New Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—Taiwan Dollar

ZAR—South African Rand

AONIA—Overnight Reserve Bank of Australia Rate

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BROIS—Overnight Brazil CETIP Interbank Deposit

BTP—Buoni del Tesoro Poliennali - Long Term Treasury Bonds

CIBOR—Copenhagen Interbank Offered Rate

CNDR7D—7 Day Fixing Repo Rates

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

NIBOR—Norway Interbank Offered Rate

OIS—Overnight Index Swap

SONIA—Sterling Overnight Index Average

SOR—Swap Offer Rate

STIBOR—Stockholm Interbank Offered Rate

WIBOR—Warsaw Interbank Offered Rate

#	Principal and notional amounts are shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2012.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(c)	Represents a zero coupon bond or step coupon bond. Rate shown reflects the effective yield/current coupon at July 31, 2012.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security, the aggregate original cost of such securities is $1,731,137. The aggregate value of $1,808,681 is approximately 0.7% of net assets.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(i)	The amount represents the fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July, 31, 2012.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$263,234,474	$11,614,458	$(7,202,100)	$4,412,358

The differences between book basis and tax basis is primarily attributable to the deferred losses on wash sales, deferred losses on foreign currencies and difference in the treatment of amortization of premiums as of the most recent fiscal year end.

(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at July 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2012	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
140	2 Year U.S. Treasury Notes	Sep. 2012	$30,844,878	$30,885,312	$40,434
44	CAN 10 Year Bond	Sep. 2012	5,987,044	6,095,986	108,942
27	Euro-BTP Italian Gov’t. Bond	Sep. 2012	3,264,344	3,287,878	23,534
52	Euro-Bund	Sep. 2012	9,118,145	9,249,748	131,603
11	Euro-Buxl 30 Year	Sep. 2012	1,905,535	1,855,304	(50,231)
4	JPY 10 Year Bond	Sep. 2012	7,321,568	7,373,312	51,744
21	Long Gilt	Sep. 2012	3,869,163	4,012,856	143,693
73	U.S. Long Bond	Sep. 2012	10,854,558	11,025,281	170,723
	Short Positions:
88	5 Year U.S. Treasury Notes	Sep. 2012	10,942,833	10,980,750	(37,917)
46	10 Year U.S. Treasury Notes	Sep. 2012	6,201,585	6,194,187	7,398
6	Euro-BOBL	Sep. 2012	932,240	943,106	(10,866)
83	Euro Schatz	Sep. 2012	11,292,841	11,330,112	(37,271)
11	U.S. Ultra Bond	Sep. 2012	1,913,111	1,897,500	15,611

					$557,397

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2012.

Forward foreign currency exchange contracts outstanding at July 31, 2012:

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at July 31, 2012	Unrealized Appreciation (Depreciation)(1)
Argentine Peso
Expiring 12/31/12	Citibank NA	ARS	4,658,261	$894,100	$864,570	$(29,530)
Expiring 12/31/12	Citibank NA	ARS	1,729,582	339,800	321,009	(18,791)
Expiring 03/14/13	Citibank NA	ARS	6,261,741	1,215,400	1,094,489	(120,911)
Australian Dollar
Expiring 09/24/12	Citibank NA	AUD	907,242	938,100	948,528	10,428
Expiring 09/24/12	JPMorgan	AUD	9,227,023	9,520,489	9,646,913	126,424
Expiring 09/24/12	JPMorgan	AUD	39,641	40,673	41,445	772
Brazilian Real
Expiring 08/14/12	Citibank NA	BRL	3,476,772	1,748,000	1,692,077	(55,923)
Expiring 08/14/12	Citibank NA	BRL	2,686,092	1,315,100	1,307,269	(7,831)
Expiring 08/14/12	Citibank NA	BRL	2,180,415	1,067,000	1,061,165	(5,835)
Expiring 08/14/12	Citibank NA	BRL	2,103,439	1,059,400	1,023,703	(35,697)
Expiring 08/14/12	Citibank NA	BRL	1,669,541	801,200	812,533	11,333
Expiring 08/14/12	Citibank NA	BRL	1,602,372	787,600	779,843	(7,757)
Expiring 08/14/12	Citibank NA	BRL	1,597,138	789,100	777,296	(11,804)
Expiring 08/14/12	Citibank NA	BRL	1,571,304	796,000	764,723	(31,277)
Expiring 08/14/12	Citibank NA	BRL	1,343,280	670,500	653,748	(16,752)
Expiring 08/14/12	Citibank NA	BRL	1,082,541	531,700	526,852	(4,848)
Expiring 08/14/12	UBS AG	BRL	3,081,530	1,494,800	1,499,721	4,921
Expiring 08/14/12	UBS AG	BRL	1,642,546	796,000	799,395	3,395
Expiring 08/14/12	UBS AG	BRL	1,461,325	711,800	711,199	(601)
Expiring 08/14/12	UBS AG	BRL	1,328,525	655,900	646,567	(9,333)
Expiring 10/17/12	Citibank NA	BRL	1,938,649	947,300	932,851	(14,449)
Expiring 10/17/12	Citibank NA	BRL	1,922,636	938,100	925,146	(12,954)
British Pound
Expiring 09/26/12	JPMorgan	GBP	1,025,096	1,608,200	1,607,139	(1,061)
Expiring 09/26/12	UBS AG	GBP	11,759,803	18,227,188	18,436,945	209,757
Expiring 09/26/12	UBS AG	GBP	166,904	258,760	261,671	2,911
Canadian Dollar
Expiring 09/21/12	Citibank NA	CAD	945,936	938,100	942,177	4,077
Expiring 09/21/12	Citibank NA	CAD	819,038	812,400	815,783	3,383
Expiring 09/21/12	JPMorgan	CAD	14,104,338	13,982,508	14,048,286	65,778
Chilean Peso
Expiring 08/10/12	Citibank NA	CLP	623,148,460	1,269,400	1,288,702	19,302
Expiring 08/10/12	Citibank NA	CLP	515,742,460	1,056,200	1,066,581	10,381
Expiring 08/10/12	Citibank NA	CLP	266,777,055	525,100	551,708	26,608
Expiring 08/10/12	Citibank NA	CLP	258,474,670	528,200	534,539	6,339
Expiring 08/29/12	UBS AG	CLP	336,355,580	655,600	693,417	37,817
Expiring 09/06/12	Citibank NA	CLP	410,819,675	788,900	845,986	57,086
Expiring 09/06/12	Citibank NA	CLP	408,895,300	790,900	842,023	51,123
Expiring 09/06/12	Citibank NA	CLP	405,530,220	789,000	835,093	46,093
Expiring 09/06/12	Citibank NA	CLP	403,107,040	797,600	830,103	32,503
Expiring 09/06/12	Citibank NA	CLP	396,354,875	798,700	816,199	17,499
Expiring 09/06/12	Citibank NA	CLP	262,988,825	533,500	541,563	8,063
Expiring 09/06/12	UBS AG	CLP	408,306,000	800,600	840,809	40,209
Expiring 09/06/12	UBS AG	CLP	268,574,050	526,100	553,065	26,965
Expiring 09/06/12	UBS AG	CLP	266,813,500	526,000	549,439	23,439

Chinese Yuan Renminbi
Expiring 08/02/12	Morgan Stanley	CNY	51,328,160	8,113,200	8,067,041	(46,159)
Expiring 08/02/12	UBS AG	CNY	54,537,281	8,614,051	8,571,406	(42,645)
Expiring 08/02/12	UBS AG	CNY	33,327,000	5,250,000	5,237,871	(12,129)
Expiring 08/02/12	UBS AG	CNY	21,068,100	3,304,800	3,311,189	6,389
Expiring 08/02/12	UBS AG	CNY	6,400,188	1,011,200	1,005,892	(5,308)
Expiring 08/02/12	UBS AG	CNY	5,693,255	905,200	894,786	(10,414)
Expiring 08/02/12	UBS AG	CNY	3,145,000	500,000	494,287	(5,713)
Expiring 10/29/12	Morgan Stanley	CNY	27,960,311	4,423,400	4,366,956	(56,444)
Expiring 03/20/13	Morgan Stanley	CNY	8,635,409	1,351,500	1,341,835	(9,665)
Expiring 03/20/13	UBS AG	CNY	46,553,944	7,363,800	7,233,901	(129,899)
Expiring 03/20/13	UBS AG	CNY	23,544,745	3,717,200	3,658,559	(58,641)
Expiring 03/20/13	UBS AG	CNY	21,663,622	3,426,569	3,366,256	(60,313)
Expiring 03/20/13	UBS AG	CNY	10,217,862	1,615,600	1,587,728	(27,872)
Expiring 06/10/13	UBS AG	CNY	33,733,663	5,260,200	5,228,187	(32,013)
Colombian Peso
Expiring 08/08/12	Citibank NA	COP	5,167,744,852	2,885,396	2,879,359	(6,037)
Expiring 08/08/12	Citibank NA	COP	236,919,498	127,513	132,007	4,494
Expiring 08/31/12	Citibank NA	COP	1,912,597,500	1,067,000	1,061,149	(5,851)
Expiring 08/31/12	Citibank NA	COP	1,440,228,900	790,900	799,069	8,169
Expiring 08/31/12	Citibank NA	COP	1,205,529,300	657,000	668,853	11,853
Expiring 08/31/12	UBS AG	COP	1,922,633,700	1,048,900	1,066,718	17,818
Expiring 08/31/12	UBS AG	COP	1,452,288,400	800,600	805,760	5,160
Expiring 08/31/12	UBS AG	COP	1,180,212,500	657,500	654,807	(2,693)
Expiring 08/31/12	UBS AG	COP	938,910,000	526,000	520,927	(5,073)
Expiring 10/24/12	Citibank NA	COP	1,402,517,700	775,300	771,953	(3,347)
Expiring 10/24/12	Citibank NA	COP	945,583,640	528,200	520,454	(7,746)
Czech Koruna
Expiring 09/25/12	Citibank NA	CZK	33,847,502	1,599,043	1,644,219	45,176
Expiring 09/25/12	Citibank NA	CZK	19,479,131	947,300	946,243	(1,057)
Expiring 09/25/12	JPMorgan	CZK	13,863,922	672,300	673,471	1,171
Expiring 09/25/12	UBS AG	CZK	19,440,841	946,100	944,383	(1,717)
Euro
Expiring 09/25/12	Citibank NA	EUR	1,337,100	1,615,261	1,646,307	31,046
Expiring 09/25/12	JPMorgan	EUR	552,000	671,497	679,651	8,154
Expiring 09/26/12	Citibank NA	EUR	2,203,078	2,680,300	2,712,579	32,279
Expiring 09/26/12	Citibank NA	EUR	2,185,504	2,706,500	2,690,941	(15,559)
Expiring 09/26/12	Citibank NA	EUR	890,344	1,074,700	1,096,252	21,552
Expiring 09/26/12	JPMorgan	EUR	1,099,826	1,353,200	1,354,181	981
Expiring 09/26/12	JPMorgan	EUR	993,000	1,207,984	1,222,649	14,665
Expiring 09/26/12	JPMorgan	EUR	445,900	538,670	549,022	10,352
Expiring 09/26/12	Morgan Stanley	EUR	2,178,766	2,680,300	2,682,644	2,344
Expiring 09/26/12	Morgan Stanley	EUR	1,090,595	1,340,100	1,342,814	2,714
Expiring 09/26/12	UBS AG	EUR	4,390,234	5,412,900	5,405,554	(7,346)
Expiring 09/26/12	UBS AG	EUR	2,185,818	2,706,500	2,691,328	(15,172)
Expiring 09/26/12	UBS AG	EUR	773,000	940,354	951,770	11,416
Expiring 01/14/13	UBS AG	EUR	4,840,000	6,172,289	5,969,180	(203,109)
Hong Kong Dollar
Expiring 02/01/13	Citibank NA	HKD	29,701,972	3,830,200	3,832,441	2,241
Expiring 02/01/13	Citibank NA	HKD	5,014,918	646,891	647,074	183

Hungarian Forint
Expiring 09/25/12	Citibank NA	HUF	648,120,614	2,698,007	2,807,508	109,501
Expiring 09/25/12	Citibank NA	HUF	310,450,601	1,355,006	1,344,800	(10,206)
Expiring 09/25/12	JPMorgan	HUF	156,519,239	672,300	678,005	5,705
Expiring 09/25/12	UBS AG	HUF	219,200,389	947,300	949,525	2,225
Expiring 09/25/12	UBS AG	HUF	216,225,951	946,100	936,641	(9,459)
Indian Rupee
Expiring 08/09/12	UBS AG	INR	64,371,996	1,193,400	1,155,163	(38,237)
Expiring 08/29/12	UBS AG	INR	108,757,064	1,914,400	1,943,042	28,642
Expiring 08/29/12	UBS AG	INR	100,271,360	1,736,000	1,791,437	55,437
Expiring 08/29/12	UBS AG	INR	45,305,400	805,000	809,421	4,421
Expiring 08/29/12	UBS AG	INR	44,801,192	797,600	800,413	2,813
Expiring 08/29/12	UBS AG	INR	44,679,278	798,700	798,235	(465)
Expiring 08/29/12	UBS AG	INR	44,472,671	800,300	794,544	(5,756)
Expiring 08/29/12	UBS AG	INR	44,469,025	807,500	794,479	(13,021)
Expiring 08/29/12	UBS AG	INR	43,801,335	789,000	782,550	(6,450)
Expiring 08/29/12	UBS AG	INR	29,306,812	507,214	523,592	16,378
Expiring 08/29/12	UBS AG	INR	19,224,756	339,600	343,467	3,867
Expiring 10/17/12	UBS AG	INR	60,744,686	1,082,600	1,075,363	(7,237)
Expiring 01/07/13	Citibank NA	INR	63,824,328	1,224,800	1,114,279	(110,521)
Expiring 01/07/13	UBS AG	INR	114,475,680	2,178,000	1,998,578	(179,422)
Expiring 01/07/13	UBS AG	INR	100,677,509	1,816,300	1,757,682	(58,618)
Expiring 01/07/13	UBS AG	INR	94,533,675	1,755,500	1,650,420	(105,080)
Expiring 01/07/13	UBS AG	INR	88,942,467	1,702,900	1,552,805	(150,095)
Expiring 01/07/13	UBS AG	INR	64,690,983	1,227,300	1,129,410	(97,890)
Expiring 01/07/13	UBS AG	INR	63,799,832	1,224,800	1,113,852	(110,948)
Expiring 01/07/13	UBS AG	INR	58,111,570	1,025,800	1,014,543	(11,257)
Expiring 01/07/13	UBS AG	INR	57,137,520	1,035,100	997,538	(37,562)
Expiring 01/07/13	UBS AG	INR	44,712,052	787,600	780,607	(6,993)
Expiring 01/07/13	UBS AG	INR	41,449,662	771,300	723,650	(47,650)
Expiring 01/07/13	UBS AG	INR	37,389,462	677,100	652,765	(24,335)
Expiring 01/07/13	UBS AG	INR	31,817,856	569,600	555,493	(14,107)
Expiring 01/07/13	UBS AG	INR	30,812,383	566,300	537,939	(28,361)
Expiring 01/07/13	UBS AG	INR	30,475,575	588,900	532,059	(56,841)
Expiring 01/07/13	UBS AG	INR	26,827,278	507,900	468,365	(39,535)
Expiring 01/07/13	UBS AG	INR	23,698,170	459,000	413,735	(45,265)
Indonesian Rupiah
Expiring 08/09/12	UBS AG	IDR	6,371,695,200	703,200	672,303	(30,897)
Expiring 08/09/12	UBS AG	IDR	6,370,337,500	701,000	672,160	(28,840)
Expiring 10/10/12	UBS AG	IDR	14,194,109,400	1,523,300	1,485,215	(38,085)
Expiring 10/10/12	UBS AG	IDR	7,557,049,500	790,900	790,739	(161)
Expiring 11/19/12	UBS AG	IDR	12,589,434,000	1,326,600	1,309,666	(16,934)
Israeli New Shekel
Expiring 09/27/12	Citibank NA	ILS	6,802,033	1,702,900	1,702,779	(121)
Expiring 09/27/12	JPMorgan	ILS	3,795,258	931,500	950,081	18,581
Expiring 09/27/12	Morgan Stanley	ILS	1,708,475	421,700	427,689	5,989
Japanese Yen
Expiring 09/26/12	JPMorgan	JPY	3,625,868,351	46,409,570	46,440,379	30,809
Expiring 09/26/12	Morgan Stanley	JPY	10,910,000	139,612	139,736	124
Expiring 09/26/12	UBS AG	JPY	105,558,502	1,351,500	1,352,001	501
Expiring 09/26/12	UBS AG	JPY	105,495,927	1,351,500	1,351,199	(301)
Expiring 09/26/12	UBS AG	JPY	74,531,350	948,900	954,603	5,703

Malaysian Ringgit
Expiring 12/10/12	UBS AG	MYR	2,575,117	809,200	816,303	7,103
Expiring 12/10/12	UBS AG	MYR	2,558,160	807,500	810,928	3,428
Expiring 12/10/12	UBS AG	MYR	2,538,685	810,900	804,754	(6,146)
Expiring 12/10/12	UBS AG	MYR	2,520,461	789,000	798,977	9,977
Expiring 12/10/12	UBS AG	MYR	2,504,681	789,000	793,975	4,975
Expiring 12/10/12	UBS AG	MYR	1,697,072	533,000	537,966	4,966
Expiring 12/10/12	UBS AG	MYR	1,361,959	427,885	431,736	3,851
Mexican Peso
Expiring 09/21/12	Citibank NA	MXN	12,823,848	938,100	959,394	21,294
Expiring 09/21/12	Citibank NA	MXN	12,685,555	938,100	949,048	10,948
Expiring 09/21/12	Citibank NA	MXN	10,784,794	810,900	806,846	(4,054)
Expiring 09/21/12	JPMorgan	MXN	74,998,220	5,656,466	5,610,862	(45,604)
Expiring 09/21/12	JPMorgan	MXN	21,803,232	1,623,900	1,631,171	7,271
New Zealand Dollar
Expiring 09/24/12	Citibank NA	NZD	1,181,524	947,300	953,263	5,963
Expiring 09/24/12	JPMorgan	NZD	6,471,294	5,145,954	5,221,090	75,136
Norwegian Krone
Expiring 09/25/12	Citibank NA	NOK	5,653,940	938,100	935,962	(2,138)
Expiring 09/25/12	Morgan Stanley	NOK	24,442,444	3,995,230	4,046,241	51,011
Expiring 09/25/12	UBS AG	NOK	4,961,826	814,873	821,389	6,516
Expiring 09/25/12	UBS AG	NOK	3,158,460	517,449	522,857	5,408
Peruvian Nuevo Sol
Expiring 09/06/12	Citibank NA	PEN	5,609,765	2,070,253	2,128,791	58,538
Expiring 09/06/12	Citibank NA	PEN	2,842,384	1,072,800	1,078,626	5,826
Expiring 09/06/12	Citibank NA	PEN	2,820,318	1,068,100	1,070,253	2,153
Philippine Peso
Expiring 08/30/12	UBS AG	PHP	57,117,183	1,311,200	1,367,339	56,139
Expiring 08/30/12	UBS AG	PHP	34,207,095	789,000	818,890	29,890
Expiring 08/30/12	UBS AG	PHP	33,717,293	791,300	807,165	15,865
Expiring 08/30/12	UBS AG	PHP	28,708,750	656,200	687,264	31,064
Expiring 08/30/12	UBS AG	PHP	28,161,000	670,500	674,152	3,652
Expiring 08/30/12	UBS AG	PHP	22,447,110	538,300	537,366	(934)
Expiring 08/30/12	UBS AG	PHP	22,307,560	532,400	534,025	1,625
Expiring 10/03/12	UBS AG	PHP	65,657,277	1,523,300	1,570,569	47,269
Expiring 10/03/12	UBS AG	PHP	54,461,776	1,264,700	1,302,765	38,065
Expiring 10/03/12	UBS AG	PHP	27,746,631	653,400	663,719	10,319
Expiring 10/03/12	UBS AG	PHP	27,443,048	639,400	656,457	17,057
Expiring 10/03/12	UBS AG	PHP	22,263,228	525,200	532,552	7,352
Polish Zloty
Expiring 09/25/12	Citibank NA	PLN	3,727,221	1,072,100	1,108,125	36,025
Expiring 09/25/12	Citibank NA	PLN	3,201,603	947,300	951,855	4,555
Expiring 09/25/12	Citibank NA	PLN	3,177,610	938,100	944,722	6,622
Expiring 09/25/12	Citibank NA	PLN	3,177,359	946,100	944,647	(1,453)
Expiring 09/25/12	Citibank NA	PLN	2,765,071	799,746	822,072	22,326
Expiring 09/25/12	UBS AG	PLN	19,420,339	5,546,575	5,773,780	227,205

Romanian Leu
Expiring 09/25/12	Barclays Bank PLC	RON	9,023,803	2,352,598	2,405,314	52,716
Expiring 09/25/12	Barclays Bank PLC	RON	2,770,281	726,890	738,424	11,534
Expiring 09/25/12	Barclays Bank PLC	RON	2,539,733	672,300	676,971	4,671
Expiring 09/25/12	Barclays Bank PLC	RON	2,025,006	541,300	539,770	(1,530)
Expiring 09/25/12	JPMorgan	RON	3,085,049	804,304	822,327	18,023
Expiring 09/25/12	UBS AG	RON	4,056,827	1,081,200	1,081,356	156
Expiring 09/25/12	UBS AG	RON	3,036,604	812,000	809,413	(2,587)
Russian Rouble
Expiring 08/14/12	Citibank NA	RUB	43,644,604	1,333,800	1,350,860	17,060
Expiring 08/14/12	Citibank NA	RUB	28,992,214	918,900	897,349	(21,551)
Expiring 08/14/12	Citibank NA	RUB	20,748,268	656,300	642,187	(14,113)
Expiring 08/14/12	Citibank NA	RUB	17,539,145	539,500	542,861	3,361
Expiring 08/14/12	UBS AG	RUB	17,544,540	539,500	543,028	3,528
Expiring 10/17/12	Citibank NA	RUB	26,321,760	812,400	806,070	(6,330)
Expiring 10/26/12	Citibank NA	RUB	31,117,715	938,100	951,456	13,356
Expiring 10/26/12	Citibank NA	RUB	30,788,442	938,100	941,388	3,288
Expiring 12/27/12	Citibank NA	RUB	54,415,572	1,601,400	1,646,422	45,022
Expiring 12/27/12	Citibank NA	RUB	35,920,203	1,068,100	1,086,818	18,718
Expiring 12/27/12	Citibank NA	RUB	35,815,252	1,076,600	1,083,643	7,043
Expiring 12/27/12	Citibank NA	RUB	27,012,034	798,700	817,289	18,589
Expiring 12/27/12	Citibank NA	RUB	26,720,398	797,600	808,465	10,865
Singapore Dollar
Expiring 09/24/12	Citibank NA	SGD	1,347,067	1,066,643	1,082,531	15,888
Expiring 09/24/12	JPMorgan	SGD	6,120,710	4,868,255	4,918,729	50,474
Expiring 09/24/12	UBS AG	SGD	1,346,803	1,072,100	1,082,319	10,219
South African Rand
Expiring 09/28/12	Citibank NA	ZAR	9,101,422	1,072,100	1,090,852	18,752
Expiring 09/28/12	Citibank NA	ZAR	8,914,615	1,081,200	1,068,462	(12,738)
Expiring 09/28/12	Citibank NA	ZAR	7,832,438	938,100	938,758	658
Expiring 09/28/12	JPMorgan	ZAR	7,949,374	938,100	952,773	14,673
Expiring 09/28/12	UBS AG	ZAR	6,570,685	770,036	787,530	17,494
South Korean Won
Expiring 08/02/12	JPMorgan	KRW	4,384,991,967	3,783,101	3,878,379	95,278
Expiring 08/02/12	UBS AG	KRW	1,240,785,000	1,060,500	1,097,433	36,933
Expiring 08/02/12	UBS AG	KRW	929,836,500	789,000	822,409	33,409
Expiring 08/02/12	UBS AG	KRW	918,001,500	789,000	811,942	22,942
Expiring 08/02/12	UBS AG	KRW	619,125,250	530,300	547,596	17,296
Expiring 10/17/12	Citibank NA	KRW	5,017,797,317	4,373,761	4,416,163	42,402
Expiring 10/17/12	UBS AG	KRW	1,854,493,800	1,623,900	1,632,140	8,240
Expiring 10/17/12	UBS AG	KRW	928,979,400	812,400	817,595	5,195
Expiring 10/17/12	UBS AG	KRW	916,317,000	810,900	806,451	(4,449)
Swedish Krona
Expiring 09/25/12	Goldman Sachs	SEK	30,095,519	4,305,776	4,414,999	109,223
Expiring 09/25/12	JPMorgan	SEK	9,301,686	1,353,200	1,364,553	11,353
Expiring 09/25/12	JPMorgan	SEK	5,657,116	812,962	829,896	16,934
Expiring 09/25/12	Morgan Stanley	SEK	3,773,190	541,667	553,525	11,858
Expiring 09/25/12	UBS AG	SEK	7,392,058	1,081,200	1,084,412	3,212
Expiring 09/25/12	UBS AG	SEK	6,462,042	938,100	947,979	9,879
Taiwan Dollar
Expiring 09/10/12	UBS AG	TWD	31,249,660	1,052,000	1,042,155	(9,845)
Expiring 09/20/12	UBS AG	TWD	23,853,477	800,600	795,555	(5,045)

Expiring 09/20/12	UBS AG	TWD	23,848,000	800,000	795,372	(4,628)
Expiring 09/20/12	UBS AG	TWD	11,998,519	403,000	400,171	(2,829)
Expiring 09/24/12	UBS AG	TWD	76,610,147	2,616,958	2,555,155	(61,803)
Expiring 10/12/12	UBS AG	TWD	37,447,499	1,278,333	1,249,237	(29,096)
Expiring 12/17/12	UBS AG	TWD	80,263,005	2,695,651	2,680,495	(15,156)
Expiring 04/30/13	UBS AG	TWD	22,542,875	784,100	755,112	(28,988)
Expiring 04/30/13	UBS AG	TWD	18,915,507	660,400	633,607	(26,793)
Expiring 04/30/13	UBS AG	TWD	18,718,512	650,400	627,009	(23,391)
Expiring 04/30/13	UBS AG	TWD	15,061,686	525,200	504,517	(20,683)
Thai Baht
Expiring 11/30/12	Citibank NA	THB	243,623,879	7,664,744	7,681,065	16,321
Expiring 11/30/12	UBS AG	THB	25,490,195	800,300	803,664	3,364
Expiring 11/30/12	UBS AG	THB	25,406,887	798,700	801,038	2,338
Expiring 11/30/12	UBS AG	THB	20,921,642	656,800	659,625	2,825
Expiring 11/30/12	UBS AG	THB	20,897,563	657,400	658,866	1,466
Turkish Lira
Expiring 09/28/12	Citibank NA	TRY	2,461,522	1,351,500	1,358,532	7,032
Expiring 09/28/12	Citibank NA	TRY	2,196,935	1,216,400	1,212,505	(3,895)

				$404,828,055	$405,012,791	$184,736

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at July 31, 2012	Unrealized Appreciation (Depreciation)(1)
Argentine Peso
Expiring 12/31/12	Citibank NA	ARS	2,855,358	$564,300	$529,952	$34,348
Expiring 12/31/12	Citibank NA	ARS	2,176,795	422,679	404,011	18,668
Expiring 12/31/12	Citibank NA	ARS	1,355,690	267,500	251,615	15,885
Expiring 03/14/13	Citibank NA	ARS	3,415,229	641,900	596,948	44,952
Expiring 03/14/13	Citibank NA	ARS	2,846,512	520,386	497,542	22,844
Brazilian Real
Expiring 08/14/12	Citibank NA	BRL	2,379,000	1,167,321	1,157,813	9,508
Expiring 08/14/12	Citibank NA	BRL	1,774,002	876,700	863,372	13,328
Expiring 08/14/12	UBS AG	BRL	12,803,236	6,418,306	6,231,085	187,221
Expiring 08/14/12	UBS AG	BRL	2,582,088	1,270,900	1,256,652	14,248
Expiring 08/14/12	UBS AG	BRL	1,075,877	525,100	523,608	1,492
Expiring 11/26/12	Citibank NA	BRL	3,749,574	1,767,000	1,793,915	(26,915)
Expiring 11/26/12	Citibank NA	BRL	2,883,342	1,378,600	1,379,482	(882)
Expiring 11/26/12	Citibank NA	BRL	1,706,479	800,600	816,433	(15,833)
Expiring 11/26/12	UBS AG	BRL	1,602,146	747,200	766,517	(19,317)
Expiring 11/26/12	UBS AG	BRL	1,108,379	524,900	530,283	(5,383)
British Pound
Expiring 09/25/12	Barclays Bank PLC	GBP	1,525,000	2,352,598	2,390,887	(38,289)
Expiring 09/25/12	JPMorgan	GBP	520,500	804,304	816,037	(11,733)
Expiring 09/26/12	JPMorgan	GBP	780,174	1,207,984	1,223,152	(15,168)
Expiring 09/26/12	JPMorgan	GBP	347,057	538,670	544,114	(5,444)
Expiring 09/26/12	Morgan Stanley	GBP	827,958	1,297,500	1,298,068	(568)
Expiring 09/26/12	Morgan Stanley	GBP	661,600	1,033,498	1,037,252	(3,754)
Expiring 09/26/12	UBS AG	GBP	606,518	940,354	950,895	(10,541)
Expiring 09/26/12	UBS AG	GBP	99,928	156,685	156,666	19
Canadian Dollar
Expiring 09/21/12	Citibank NA	CAD	1,782,934	1,742,261	1,775,849	(33,588)
Expiring 09/21/12	UBS AG	CAD	814,574	810,900	811,337	(437)

Chilean Peso
Expiring 08/10/12	Citibank NA	CLP	537,388,675	1,050,100	1,111,347	(61,247)
Expiring 08/10/12	Citibank NA	CLP	533,780,170	1,034,859	1,103,884	(69,025)
Expiring 08/10/12	UBS AG	CLP	592,973,800	1,176,652	1,226,299	(49,647)
Expiring 08/29/12	Citibank NA	CLP	336,355,580	644,841	693,417	(48,576)
Expiring 09/06/12	Citibank NA	CLP	687,063,300	1,335,400	1,414,844	(79,444)
Chinese Yuan Renminbi
Expiring 08/02/12	Morgan Stanley	CNY	27,010,807	4,274,200	4,245,180	29,020
Expiring 08/02/12	Morgan Stanley	CNY	24,980,637	3,938,300	3,926,106	12,194
Expiring 08/02/12	Morgan Stanley	CNY	17,828,963	2,819,700	2,802,106	17,594
Expiring 08/02/12	Morgan Stanley	CNY	13,907,016	2,179,100	2,185,710	(6,610)
Expiring 08/02/12	Morgan Stanley	CNY	10,626,821	1,656,300	1,670,175	(13,875)
Expiring 08/02/12	Morgan Stanley	CNY	8,340,474	1,324,200	1,310,839	13,361
Expiring 08/02/12	Morgan Stanley	CNY	7,730,600	1,219,722	1,214,987	4,735
Expiring 08/02/12	UBS AG	CNY	24,984,575	3,938,300	3,926,725	11,575
Expiring 08/02/12	UBS AG	CNY	18,023,040	2,816,100	2,832,609	(16,509)
Expiring 08/02/12	UBS AG	CNY	11,194,526	1,780,300	1,759,399	20,901
Expiring 08/02/12	UBS AG	CNY	10,871,526	1,732,100	1,708,634	23,466
Expiring 10/29/12	Goldman Sachs	CNY	25,560,000	4,000,000	3,992,066	7,934
Expiring 10/29/12	UBS AG	CNY	54,537,281	8,576,797	8,517,857	58,940
Expiring 03/20/13	UBS AG	CNY	59,559,700	9,310,567	9,254,834	55,733
Colombian Peso
Expiring 08/08/12	Citibank NA	COP	3,319,683,600	1,817,511	1,849,658	(32,147)
Expiring 08/08/12	UBS AG	COP	2,084,980,750	1,129,000	1,161,707	(32,707)
Expiring 08/31/12	Citibank NA	COP	1,464,905,000	806,000	812,760	(6,760)
Expiring 08/31/12	Citibank NA	COP	1,454,616,450	804,500	807,052	(2,552)
Expiring 08/31/12	Citibank NA	COP	929,823,300	499,100	515,885	(16,785)
Expiring 08/31/12	UBS AG	COP	2,866,879,900	1,582,600	1,590,605	(8,005)
Expiring 10/24/12	Citibank NA	COP	2,348,101,340	1,252,321	1,292,407	(40,086)
Czech Koruna
Expiring 09/25/12	JPMorgan	CZK	14,125,421	671,497	686,174	(14,677)
Danish Krone
Expiring 09/25/12	JPMorgan	DKK	6,620,879	1,084,500	1,096,216	(11,716)
Expiring 09/25/12	Morgan Stanley	DKK	47,590,071	7,760,751	7,879,463	(118,712)
Euro
Expiring 09/25/12	Citibank NA	EUR	1,103,000	1,355,006	1,358,071	(3,065)
Expiring 09/25/12	JPMorgan	EUR	667,500	812,962	821,861	(8,899)
Expiring 09/25/12	UBS AG	EUR	667,500	814,873	821,861	(6,988)
Expiring 09/26/12	Barclays Bank PLC	EUR	2,679,400	3,250,300	3,299,059	(48,759)
Expiring 09/26/12	Citibank NA	EUR	3,529,047	4,324,900	4,345,202	(20,302)
Expiring 09/26/12	Citibank NA	EUR	1,613,283	1,965,378	1,986,383	(21,005)
Expiring 09/26/12	Citibank NA	EUR	709,124	873,817	873,122	695
Expiring 09/26/12	Goldman Sachs	EUR	13,154,011	15,869,236	16,196,111	(326,875)
Expiring 09/26/12	JPMorgan	EUR	4,612,500	5,706,603	5,679,223	27,380
Expiring 09/26/12	Morgan Stanley	EUR	113,364	139,071	139,581	(510)
Expiring 09/26/12	UBS AG	EUR	3,521,600	4,318,675	4,336,033	(17,358)
Expiring 09/26/12	UBS AG	EUR	1,392,638	1,711,385	1,714,710	(3,325)
Expiring 09/26/12	UBS AG	EUR	547,092	672,300	673,617	(1,317)
Expiring 09/26/12	UBS AG	EUR	20,556	25,271	25,310	(39)

Hong Kong Dollar
Expiring 09/24/12	UBS AG	HKD	4,765,297	614,449	614,617	(168)
Expiring 10/15/12	Goldman Sachs	HKD	1,021,989	131,730	131,824	(94)
Expiring 02/01/13	Citibank NA	HKD	8,747,143	1,128,700	1,128,643	57
Expiring 02/01/13	Goldman Sachs	HKD	11,060,846	1,427,100	1,427,179	(79)
Expiring 02/01/13	Morgan Stanley	HKD	13,061,555	1,685,270	1,685,331	(61)
Expiring 02/01/13	UBS AG	HKD	3,007,671	387,985	388,079	(94)
Hungarian Forint
Expiring 09/25/12	Citibank NA	HUF	388,387,059	1,612,000	1,682,403	(70,403)
Indian Rupee
Expiring 08/09/12	UBS AG	INR	64,371,996	1,122,050	1,155,163	(33,113)
Expiring 08/29/12	UBS AG	INR	121,031,680	2,149,000	2,162,338	(13,338)
Expiring 08/29/12	UBS AG	INR	59,873,600	1,070,223	1,069,695	528
Expiring 01/07/13	Citibank NA	INR	53,170,125	998,500	928,273	70,227
Expiring 01/07/13	UBS AG	INR	318,540,600	5,670,000	5,561,253	108,747
Expiring 01/07/13	UBS AG	INR	184,953,000	3,487,047	3,229,009	258,038
Expiring 01/07/13	UBS AG	INR	129,230,300	2,428,000	2,256,172	171,828
Expiring 01/07/13	UBS AG	INR	124,936,403	2,387,700	2,181,207	206,493
Expiring 01/07/13	UBS AG	INR	93,787,589	1,620,100	1,637,394	(17,294)
Expiring 01/07/13	UBS AG	INR	72,590,382	1,401,900	1,267,322	134,578
Expiring 01/07/13	UBS AG	INR	61,349,925	1,060,500	1,071,080	(10,580)
Expiring 01/07/13	UBS AG	INR	56,331,054	1,077,900	983,458	94,442
Expiring 01/07/13	UBS AG	INR	55,737,080	959,000	973,088	(14,088)
Expiring 01/07/13	UBS AG	INR	54,107,459	946,100	944,637	1,463
Expiring 01/07/13	UBS AG	INR	49,146,147	945,300	858,020	87,280
Expiring 01/07/13	UBS AG	INR	42,340,844	820,400	739,209	81,191
Expiring 01/07/13	UBS AG	INR	39,585,700	742,000	691,108	50,892
Expiring 01/07/13	UBS AG	INR	38,262,078	728,000	668,000	60,000
Expiring 01/07/13	UBS AG	INR	37,730,160	696,000	658,713	37,287
Expiring 01/07/13	UBS AG	INR	37,632,722	688,500	657,012	31,488
Expiring 01/07/13	UBS AG	INR	29,962,336	531,200	523,099	8,101
Expiring 01/07/13	UBS AG	INR	29,317,741	528,200	511,845	16,355
Expiring 01/07/13	UBS AG	INR	29,214,738	547,400	510,047	37,353
Expiring 01/07/13	UBS AG	INR	28,149,182	515,600	491,443	24,157
Expiring 01/07/13	UBS AG	INR	26,402,915	494,900	460,956	33,944
Expiring 01/07/13	UBS AG	INR	23,479,006	436,900	409,909	26,991
Expiring 01/07/13	UBS AG	INR	11,832,642	225,900	206,581	19,319
Indonesian Rupiah
Expiring 08/09/12	UBS AG	IDR	6,725,845,000	717,500	709,671	7,829
Expiring 08/09/12	UBS AG	IDR	6,016,187,700	641,453	634,792	6,661
Expiring 10/10/12	UBS AG	IDR	13,197,121,000	1,313,800	1,380,894	(67,094)
Expiring 10/10/12	UBS AG	IDR	7,804,980,000	786,000	816,682	(30,682)
Israeli New Shekel
Expiring 09/27/12	Citibank NA	ILS	2,756,133	672,300	689,953	(17,653)
Expiring 09/27/12	UBS AG	ILS	5,476,721	1,343,400	1,371,008	(27,608)
Expiring 09/27/12	UBS AG	ILS	4,380,425	1,072,100	1,096,568	(24,468)
Japanese Yen
Expiring 09/26/12	Citibank NA	JPY	211,988,507	2,706,500	2,715,164	(8,664)
Expiring 09/26/12	Citibank NA	JPY	63,450,506	811,774	812,679	(905)
Expiring 09/26/12	Morgan Stanley	JPY	100,843,013	1,283,774	1,291,604	(7,830)
Expiring 09/26/12	UBS AG	JPY	58,634,838	750,500	750,999	(499)

Expiring 09/26/12	UBS AG	JPY	53,623,796	683,417	686,817	(3,400)
Expiring 09/26/12	UBS AG	JPY	41,992,574	537,300	537,844	(544)
Expiring 11/13/12	Citibank NA	JPY	100,960,000	1,323,198	1,293,944	29,254
Malaysian Ringgit
Expiring 12/10/12	UBS AG	MYR	2,592,501	804,500	821,814	(17,314)
Mexican Peso
Expiring 09/21/12	Citibank NA	MXN	12,890,890	940,400	964,410	(24,010)
Expiring 09/21/12	JPMorgan	MXN	26,461,752	1,944,100	1,979,690	(35,590)
Norwegian Krone
Expiring 09/25/12	JPMorgan	NOK	3,296,511	537,300	545,710	(8,410)
Expiring 09/25/12	UBS AG	NOK	8,228,073	1,353,200	1,362,088	(8,888)
Philippine Peso
Expiring 08/30/12	UBS AG	PHP	73,717,208	1,741,900	1,764,731	(22,831)
Expiring 10/03/12	UBS AG	PHP	146,034,930	3,323,130	3,493,260	(170,130)
Expiring 10/03/12	UBS AG	PHP	51,537,030	1,181,500	1,232,803	(51,303)
Polish Zloty
Expiring 09/25/12	Citibank NA	PLN	5,687,214	1,615,261	1,690,842	(75,581)
Expiring 09/25/12	Citibank NA	PLN	5,662,049	1,620,100	1,683,360	(63,260)
Romanian Leu
Expiring 09/25/12	Barclays Bank PLC	RON	3,094,567	813,400	824,864	(11,464)
Expiring 09/25/12	Citibank NA	RON	9,891,476	2,566,548	2,636,594	(70,046)
Expiring 09/25/12	JPMorgan	RON	4,071,803	1,083,200	1,085,348	(2,148)
Russian Rouble
Expiring 08/14/12	Citibank NA	RUB	59,120,684	1,800,100	1,829,866	(29,766)
Expiring 10/17/12	Citibank NA	RUB	26,464,532	810,900	810,442	458
Expiring 10/17/12	UBS AG	RUB	69,169,832	2,070,581	2,118,237	(47,656)
Expiring 12/27/12	Citibank NA	RUB	57,251,600	1,691,782	1,732,231	(40,449)
Singapore Dollar
Expiring 09/10/12	UBS AG	SGD	512,195	423,022	411,603	11,419
Expiring 10/01/12	Morgan Stanley	SGD	1,538,793	1,270,381	1,236,628	33,753
South African Rand
Expiring 09/28/12	Citibank NA	ZAR	20,649,128	2,503,562	2,474,903	28,659
South Korean Won
Expiring 08/02/12	Citibank NA	KRW	5,017,797,317	4,391,945	4,438,074	(46,129)
Expiring 08/02/12	UBS AG	KRW	3,074,942,900	2,653,100	2,719,684	(66,584)
Swedish Krona
Expiring 09/25/12	Citibank NA	SEK	3,762,444	537,300	551,949	(14,649)
Expiring 09/25/12	UBS AG	SEK	9,353,033	1,353,200	1,372,086	(18,886)
Swiss Franc
Expiring 09/25/12	UBS AG	CHF	12,209,351	12,327,099	12,523,294	(196,195)
Expiring 09/25/12	UBS AG	CHF	801,287	813,400	821,891	(8,491)
Expiring 10/25/12	Citibank NA	CHF	101,598	116,551	104,316	12,235
Expiring 10/26/12	Citibank NA	CHF	203,631	222,661	209,086	13,575
Expiring 10/26/12	Morgan Stanley	CHF	104,083	117,546	106,871	10,675
Expiring 05/16/13	Barclays Bank PLC	CHF	520,625	580,161	538,202	41,959
Taiwan Dollar
Expiring 09/10/12	UBS AG	TWD	31,249,660	1,044,615	1,042,155	2,460
Expiring 09/20/12	UBS AG	TWD	35,751,459	1,196,902	1,192,373	4,529
Expiring 09/20/12	UBS AG	TWD	23,948,537	800,700	798,725	1,975
Expiring 09/24/12	UBS AG	TWD	36,342,335	1,233,700	1,212,115	21,585

Expiring 09/24/12	UBS AG	TWD	25,608,333	867,300	854,107	13,193
Expiring 09/24/12	UBS AG	TWD	14,659,479	497,100	488,933	8,167
Expiring 10/12/12	UBS AG	TWD	37,447,499	1,274,700	1,249,237	25,463
Expiring 12/17/12	UBS AG	TWD	80,263,005	2,679,900	2,680,495	(595)
Expiring 04/30/13	UBS AG	TWD	38,532,183	1,297,729	1,290,702	7,027
Expiring 04/30/13	UBS AG	TWD	36,706,396	1,234,700	1,229,544	5,156
Thai Baht
Expiring 11/30/12	Deutsche Bank AG	THB	33,828,287	1,051,100	1,066,551	(15,451)
Expiring 11/30/12	UBS AG	THB	176,556,920	5,507,404	5,566,553	(59,149)
Turkish Lira
Expiring 09/28/12	Citibank NA	TRY	3,174,935	1,719,500	1,752,270	(32,770)
Expiring 09/28/12	Deutsche Bank AG	TRY	4,100,633	2,242,575	2,263,170	(20,595)
Expiring 01/14/13	UBS AG	TRY	12,496,880	6,172,288	6,781,017	(608,729)

				$280,769,854	$281,668,124	(898,270)

						$(713,534)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2012.

Credit default swap agreements outstanding at July 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate issues-Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%		$250	$(19,889)	$—	$(19,889)	Deutsche Bank AG
Duke Energy Corp.	03/20/14	0.700		350	(3,648)	—	(3,648)	Goldman Sachs International
Masco Corp.	09/20/13	1.000		260	(599)	2,795	(3,394)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	06/20/14	1.000		600	29,979	18,226	11,753	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000		450	89,019	33,107	55,912	JPMorgan Chase Bank
Sealed Air Corp.	06/20/13	1.000		600	(2,983)	2,270	(5,253)	Deutsche Bank AG
SLM Corp.	06/20/14	5.000		510	(29,110)	37,516	(66,626)	JPMorgan Chase Bank
Starwood Hotels & Resorts Holdings	03/20/14	7.050		250	(28,249)	—	(28,249)	Deutsche Bank AG
Toll Brothers Finance Corp.	03/20/15	1.000		420	(2,063)	1,294	(3,357)	Credit Suisse International
Viacom, Inc.	06/20/14	1.000		500	(6,447)	14,812	(21,259)	Citibank NA
Westvaco Corp.	09/20/19	1.000		450	14,537	6,321	8,216	JPMorgan Chase Bank

					$40,547	$116,341	$(75,794)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on credit index-Buy Protection(1):
ITRAXX.EUR.17.V1	06/20/17	1.000%	EUR	20,000	$671,187	$642,728	$28,459	Deutsche Bank AG

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation(5)	Counterparty
Over-the-counter credit default swaps on sovereign issues-Buy Protection(1):
Republic of Hungary	03/20/13	1.000%		$7,000	$53,427	$236,890	$(183,463)	Citibank NA
Republic of Hungary	03/20/13	1.000		1,000	7,633	33,246	(25,613)	Barclays Bank PLC

					$61,060	$270,136	$(209,076)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at July 31, 2012(3)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on sovereign issues-Sell Protection(2):
Kingdom of Netherlands	12/20/14	1.000%	$5,000	0.316%	$87,620	$(556)	$88,176	Barclays Bank PLC
Kingdom of Netherlands	06/20/16	0.250	2,000	0.579	(24,795)	(58,845)	34,050	HSBC Bank USA NA
Kingdom of Netherlands	06/20/17	0.250	2,000	0.775	(49,663)	(92,165)	42,502	Barclays Bank PLC
Republic of Austria	12/20/15	1.000	2,250	0.758	20,907	(44,845)	65,752	Citibank NA
Republic of Belgium	09/20/15	1.000	1,300	1.260	(8,888)	(41,964)	33,076	HSBC Bank USA NA
Republic of France	03/20/14	0.250	5,000	0.523	(20,942)	(66,080)	45,138	Barclays Bank PLC
Republic of France	06/20/15	0.250	5,000	0.873	(87,613)	(176,316)	88,703	Barclays Bank PLC
Republic of France	06/20/16	0.250	2,700	1.205	(97,217)	(156,882)	59,665	Barclays Bank PLC
Republic of France	12/20/16	0.250	4,500	1.377	(214,209)	(353,862)	139,653	Citibank NA
Republic of France	12/20/16	1.000	1,000	1.377	(46,727)	(31,892)	(14,835)	UBS AG
Republic of France	06/20/17	0.250	2,500	1.547	(151,147)	(194,311)	43,164	Barclays Bank PLC
Republic of France	03/20/22	0.250	1,250	1.969	(175,003)	(167,253)	(7,750)	Morgan Stanley Capital Services
Republic of Germany	06/20/17	0.250	2,000	0.667	(39,579)	(76,601)	37,022	Barclays Bank PLC
Republic of Ireland	03/20/13	1.000	2,000	3.678	(31,401)	(160,925)	129,524	Morgan Stanley Capital Services
Republic of Ireland	12/20/14	1.000	2,000	5.163	(179,813)	(399,762)	219,949	HSBC Bank USA NA
Republic of Italy	12/20/16	1.000	2,000	4.810	(282,897)	(293,423)	10,526	UBS AG
Republic of Portugal	12/20/13	1.000	1,000	8.401	(94,147)	(220,692)	126,545	HSBC Bank USA NA
Republic of Portugal	03/20/14	1.000	400	8.836	(46,110)	(123,989)	77,879	Morgan Stanley Capital Services
Republic of Portugal	12/20/14	1.000	1,500	9.248	(250,229)	(412,058)	161,829	Barclays Bank PLC

					$(1,691,853)	$(3,072,421)	$1,380,568

The Fund entered into credit default swaps as the protection seller on credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Interest rate swap agreements outstanding at July 31, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)(c)	Counterparty
Over-the-counter swap agreements:
	$5,000	07/12/14	0.518%	3 Month LIBOR(b)	$10,366	$—	$10,366	Bank of Nova Scotia
	9,625	08/31/16	0.934	3 Month LIBOR(b)	121,737	—	121,737	Credit Suisse International
	9,570	08/31/16	0.928	3 Month LIBOR(b)	118,651	—	118,651	Citibank NA
	9,570	08/31/16	0.977	3 Month LIBOR(a)	(137,845)	—	(137,845)	Citibank NA
	2,995	08/31/16	0.975	3 Month LIBOR(a)	(42,912)	—	(42,912)	JPMorgan Chase Bank NA
	2,995	08/31/16	0.978	3 Month LIBOR(a)	(43,343)	—	(43,343)	JPMorgan Chase Bank NA
	11,150	11/30/16	0.913	3 Month LIBOR(a)	(103,905)	—	(103,905)	JPMorgan Chase Bank NA
	3,100	02/24/17	1.192	3 Month LIBOR(a)	(79,293)	—	(79,293)	Citibank NA
	340	01/30/22	2.082	3 Month LIBOR(a)	(16,463)	—	(16,463)	Citibank NA
	720	02/07/22	2.056	3 Month LIBOR(a)	(39,360)	—	(39,360)	Citibank NA
	1,060	04/12/22	2.111	3 Month LIBOR(b)	59,064	—	59,064	Citibank NA
	720	02/24/42	2.864	3 Month LIBOR(b)	90,219	—	90,219	Citibank NA
AUD	5,000	05/24/13	2.640	1 Day AONIA(a)	25,897	—	25,897	HSBC Bank USA NA
AUD	2,000	05/03/15	3.600	3 Month BBSW(b)	19,804	—	19,804	Barclays Bank PLC
AUD	1,000	09/07/21	4.945	6 Month BBSW(b)	93,834	—	93,834	Citibank NA
BRL	937	01/01/21	—	1 Day BROIS(b)	(663)	—	(663)	Morgan Stanley Capital Services
BRL	880	01/01/21	—	1 Day BROIS(b)	20,831	—	20,831	HSBC Bank USA NA
BRL	880	01/01/21	—	1 Day BROIS(b)	20,831	—	20,831	Barclays Bank PLC
BRL	445	01/01/21	—	1 Day BROIS(b)	9,597	—	9,597	UBS AG
CAD	8,000	07/05/14	1.280	3 Month Canadian Banker’s Acceptance(a)	8,752	—	8,752	Goldman Sachs International
CAD	5,000	07/10/14	1.219	3 Month Canadian Banker’s Acceptance(a)	11,400	—	11,400	Bank of Nova Scotia
CAD	3,200	02/22/17	1.708	3 Month Canadian Banker’s Acceptance(b)	24,225	—	24,225	Citibank NA
CAD	2,100	02/27/17	1.625	3 Month Canadian Banker’s Acceptance(b)	7,484	—	7,484	Credit Suisse International
CAD	700	02/22/42	2.865	3 Month Canadian Banker’s Acceptance(a)	(55,855)	—	(55,855)	Citibank NA
CHF	3,500	07/20/14	(0.088)	3 Month Swiss Franc LIBOR Rate(a)	11,102	—	11,102	Credit Suisse International
CHF	1,000	03/01/22	1.030	6 Month Swiss Franc LIBOR Rate(b)	19,952	—	19,952	Credit Suisse International
CNY	12,000	09/01/12	4.410	CNDR7D(b)	(51,456)	—	(51,456)	Bank of America NA
CNY	12,000	09/01/13	4.220	CNDR7D(a)	20,955	—	20,955	Bank of America NA
DKK	3,200	03/01/22	2.300	6 Month CIBOR(b)	29,424	—	29,424	Credit Suisse International
EUR	3,000	07/20/14	0.406	3 Month EURIBOR(b)	5,386	—	5,386	Credit Suisse International
EUR	3,000	08/19/14	1.065	1 Day EUR EONIA OIS(b)	94,130	—	94,130	HSBC Bank USA NA
EUR	1,300	08/04/16	1.925	1 Day EUR EONIA OIS(b)	124,497	—	124,497	HSBC Bank USA NA
EUR	1,000	08/29/16	1.600	1 Day EUR EONIA OIS(b)	75,330	—	75,330	HSBC Bank USA NA
EUR	500	08/30/16	1.560	1 Day EUR EONIA OIS(b)	36,417	—	36,417	HSBC Bank USA NA
EUR	500	11/04/16	1.310	1 Day EUR EONIA OIS(b)	28,393	—	28,393	HSBC Bank USA NA
EUR	500	11/07/16	1.265	6 Month EURIBOR(b)	26,397	—	26,397	HSBC Bank USA NA
EUR	1,000	12/16/16	1.210	1 Day EUR EONIA OIS(b)	59,146	—	59,146	HSBC Bank USA NA
EUR	1,800	07/27/22	1.772	6 Month EURIBOR(b)	(2,923)	—	(2,923)	Citibank NA
EUR	1,709	07/23/42	2.246	6 Month EURIBOR(a)	6,803	—	6,803	Royal Bank of Scotland
EUR	1,871	07/23/52	2.708	6 Month EURIBOR(b)	(10,140)	—	(10,140)	Royal Bank of Scotland
GBP	5,000	08/03/12	0.548	1 Day GBP SONIA OIS(a)	(3,066)	—	(3,066)	Citibank NA
GBP	500	08/01/16	2.060	6 Month GBP LIBOR(b)	39,681	—	39,681	Citibank NA
GBP	1,200	08/09/16	1.894	6 Month GBP LIBOR(b)	80,906	—	80,906	HSBC Bank USA NA
GBP	2,600	01/13/32	2.788	6 Month GBP LIBOR(b)	86,019	—	86,019	Barclays Bank PLC
GBP	500	02/27/42	3.070	6 Month GBP LIBOR(b)	39,315	—	39,315	HSBC Bank USA NA

JPY	165,000	06/13/18	0.778	6 Month Yen LIBOR(b)	47,630	—	47,630	Barclays Bank PLC
JPY	186,905	05/17/20	1.388	6 Month Yen LIBOR(b)	162,134	—	162,134	Citibank NA
JPY	90,000	12/20/20	1.353	6 Month Yen LIBOR(b)	73,690	—	73,690	Citibank NA
JPY	60,000	02/02/21	1.265	6 Month Yen LIBOR(b)	45,832	—	45,832	Barclays Bank PLC
JPY	96,000	02/16/21	1.365	6 Month Yen LIBOR(b)	84,070	—	84,070	Barclays Bank PLC
JPY	50,000	06/02/21	1.200	6 Month Yen LIBOR(b)	31,658	—	31,658	Barclays Bank PLC
JPY	45,000	06/16/21	1.170	6 Month Yen LIBOR(b)	26,758	—	26,758	Barclays Bank PLC
JPY	40,000	06/28/21	1.123	6 Month Yen LIBOR(b)	21,319	—	21,319	Barclays Bank PLC
JPY	40,000	07/11/21	1.193	6 Month Yen LIBOR(b)	24,380	—	24,380	UBS AG
JPY	30,000	07/22/21	1.090	6 Month Yen LIBOR(b)	14,501	—	14,501	Citibank NA
JPY	50,000	10/04/21	1.013	6 Month Yen LIBOR(b)	25,436	—	25,436	Royal Bank of Scotland
JPY	40,000	11/14/21	0.975	6 Month Yen LIBOR(b)	13,235	—	13,235	Credit Suisse International
JPY	220,000	07/26/22	0.745	6 Montn Yen LIBOR(b)	(11,701)	—	(11,701)	Barclays Bank PLC
JPY	85,500	07/21/24	1.489	6 Month Yen LIBOR(b)	69,862	—	69,862	Citibank NA
JPY	60,000	07/04/26	1.603	6 Month Yen LIBOR(b)	49,839	—	49,839	Citibank NA
JPY	70,000	08/02/26	1.534	6 Month Yen LIBOR(b)	53,269	—	53,269	Citibank NA
JPY	110,000	08/18/31	1.750	6 Month Yen LIBOR(b)	89,271	—	89,271	Barclays Bank PLC
JPY	25,000	08/30/31	1.750	6 Month Yen LIBOR(b)	20,095	—	20,095	Barclays Bank PLC
JPY	240,000	01/18/32	1.638	6 Month Yen LIBOR(b)	103,446	—	103,446	Barclays Bank PLC
JPY	40,000	07/09/42	1.705	6 Month Yen LIBOR(b)	18,982	—	18,982	Barclays Bank PLC
MXN	40,500	07/05/13	5.480	28 Day Mexican Interbank Rate(b)	23,067	—	23,067	Barclays Bank PLC
MXN	8,500	02/01/22	6.490	28 Day Mexican Interbank Rate(b)	48,280	—	48,280	Barclays Bank PLC
MXN	17,100	02/18/22	6.600	28 Day Mexican Interbank Rate(b)	107,449	—	107,449	Barclays Bank PLC
MXN	14,000	04/15/22	6.380	28 Day Mexican Interbank Rate(b)	68,730	—	68,730	JPMorgan Chase Bank NA
MXN	31,100	05/25/22	6.370	28 Day Mexican Interbank Rate(b)	152,099	—	152,099	Morgan Stanley Capital Services
MXN	17,500	04/09/42	7.890	28 Day Mexican Interbank Rate(b)	187,365	—	187,365	Barclays Bank PLC
NOK	20,300	05/07/17	3.080	6 Month NIBOR(b)	79,248	—	79,248	Barclays Bank PLC
NOK	6,900	02/27/22	3.600	6 Month NIBOR(b)	47,081	—	47,081	Citibank NA
NZD	3,200	08/18/16	4.173	3 Month BBR(b)	146,760	—	146,760	Citibank NA
NZD	1,480	03/26/17	3.810	3 Month BBR(b)	48,513	—	48,513	HSBC Bank USA NA
PLN	4,900	06/27/21	5.390	6 Month WIBOR(b)	104,146	—	104,146	UBS AG
PLN	5,700	04/12/22	5.030	6 Month WIBOR(b)	78,304	—	78,304	HSBC Bank USA NA
PLN	3,600	06/27/26	5.280	6 Month WIBOR(a)	(113,553)	—	(113,553)	UBS AG
PLN	4,100	04/12/27	4.810	6 Month WIBOR(a)	(74,878)	—	(74,878)	HSBC Bank USA NA
SEK	13,100	02/27/22	2.520	3 Month STIBOR(b)	58,098	—	58,098	Citibank NA
SEK	5,200	02/27/32	2.640	3 Month STIBOR(a)	(43,989)	—	(43,989)	Citibank NA
SGD	4,500	04/11/13	0.875	6 Month SOR(a)	(11,797)	—	(11,797)	Barclays Bank PLC
SGD	4,500	04/21/13	0.755	6 Month SOR(b)	7,801	—	7,801	Citibank NA
ZAR	21,000	04/11/17	6.890	3 Month JIBAR(b)	131,296	—	131,296	Citibank NA

					$2,847,047	$—	$2,847,047

(a)	Fund pays the fixed rate and receives the floating rate.
(b)	Fund pays the floating rate and receives the fixed rate.
(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at July 31, 2012:

Notional Amount (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)*	Counterparty
Over-the-counter swap agreements:
CHF	1,000	12/05/12	4.375%	3 Month LIBOR(a)	$174,769	$—	$174,769	Barclays Bank PLC
CHF	2,000	05/12/15	2.625	3 Month LIBOR(b)	(34,975)	(78,305)	43,330	Citibank NA
CHF	1,000	05/12/15	2.625	3 Month LIBOR(c)	72,688	(25,901)	98,589	Credit Suisse International
CHF	500	05/20/16	4.000	3 Month LIBOR(d)	74,581	679	73,902	Credit Suisse International
CHF	300	11/23/16	2.875	3 Month LIBOR(e)	(8,034)	(27,045)	19,011	Citibank NA
CHF	300	11/23/16	2.875	3 Month LIBOR(f)	(10,183)	(22,679)	12,496	Citibank NA
EUR	550	05/16/13	5.250	3 Month LIBOR(g)	73,606	—	73,606	Citibank NA
EUR	500	06/10/13	5.375	3 Month LIBOR(h)	15,595	(23,855)	39,450	Citibank NA
EUR	750	02/10/14	6.500	3 Month LIBOR(i)	42,970	(56,251)	99,221	Citibank NA
EUR	1,500	07/28/14	6.750	3 Month LIBOR(j)	64,891	(56,992)	121,883	Citibank NA
EUR	1,000	10/14/14	7.500	3 Month LIBOR(k)	(76,995)	(156,521)	79,526	Citibank NA
EUR	1,000	10/14/14	7.500	3 Month LIBOR(l)	(86,355)	(218,864)	132,509	Citibank NA
EUR	600	10/14/14	7.500	3 Month LIBOR(m)	(81,059)	(87,625)	6,566	Citibank NA
EUR	500	10/12/15	3.750	3 Month LIBOR(n)	20,932	(16,600)	37,532	Citibank NA
EUR	500	10/12/15	3.750	3 Month LIBOR(o)	(17,237)	(16,422)	(815)	Citibank NA
EUR	480	11/30/15	4.500	3 Month LIBOR(p)	(40,087)	(5,471)	(34,616)	Citibank NA
EUR	120	11/30/15	4.500	3 Month LIBOR(q)	(8,753)	(2,177)	(6,576)	JPMorgan Chase Bank
EUR	500	02/01/16	3.625	3 Month LIBOR(r)	18,650	48	18,602	Citibank NA
EUR	500	04/05/16	4.500	3 Month LIBOR(s)	(12,162)	(22,723)	10,561	Citibank NA
EUR	227	04/05/16	4.500	3 Month LIBOR(t)	2,106	(15,773)	17,879	Citibank NA
EUR	700	04/15/16	4.500	3 Month LIBOR(u)	16,345	—	16,345	Citibank NA
EUR	200	07/14/17	4.250	3 Month LIBOR(v)	(26,819)	(20,832)	(5,987)	Citibank NA
EUR	100	07/14/17	4.250	3 Month LIBOR(w)	(13,776)	(11,428)	(2,348)	Citibank NA
JPY	100,000	11/13/12	1.920	6 Month LIBOR(x)	(81,254)	—	(81,254)	Citibank NA
JPY	62,000	12/15/14	5.500	3 Month LIBOR(y)	(634)	(12)	(622)	Citibank NA
JPY	100,000	06/08/15	4.500	3 Month LIBOR(z)	(49,245)	62	(49,307)	Citibank NA
JPY	92,000	11/14/16	3.700	3 Month LIBOR(aa)	(99,393)	66	(99,459)	Citibank NA

					$(69,828)	$(864,621)	$794,793

(a)	The Fund pays a fixed rate based on a notional amount of CHF 1,000,000. The Fund receives a floating rate based on a notional amount of $1,221,299.
(b)	The Fund pays a fixed rate based on a notional amount of CHF 2,000,000. The Fund receives a floating rate based on a notional amount of $2,105,263.
(c)	The Fund pays a fixed rate based on a notional amount of CHF 1,000,000. The Fund receives a floating rate based on a notional amount of $1,111,111.
(d)	The Fund pays a fixed rate based on a notional amount of CHF 500,000. The Fund receives a floating rate based on a notional amount of $566,893.
(e)	The Fund pays a fixed rate based on a notional amount of CHF 300,000. The Fund receives a floating rate based on a notional amount of $324,851.
(f)	The Fund pays a fixed rate based on a notional amount of CHF 300,000. The Fund receives a floating rate based on a notional amount of $326,975.
(g)	The Fund pays a fixed rate based on a notional amount of EUR 550,000. The Fund receives a floating rate based on a notional amount of $776,875.
(h)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $648,500.
(i)	The Fund pays a fixed rate based on a notional amount of EUR 750,000. The Fund receives a floating rate based on a notional amount of $1,034,850.
(j)	The Fund pays a fixed rate based on a notional amount of EUR 1,500,000. The Fund receives a floating rate based on a notional amount of $1,986,450
(k)	The Fund pays a fixed rate based on a notional amount of EUR 1,000,000. The Fund receives a floating rate based on a notional amount of $1,364,000.
(l)	The Fund pays a fixed rate based on a notional amount of EUR 1,000,000. The Fund receives a floating rate based on a notional amount of $1,333,000.
(m)	The Fund pays a fixed rate based on a notional amount of EUR 600,000. The Fund receives a floating rate based on a notional amount of $778,200.
(n)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $689,600.
(o)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $648,500.
(p)	The Fund pays a fixed rate based on a notional amount of EUR 480,000. The Fund receives a floating rate based on a notional amount of $582,288.
(q)	The Fund pays a fixed rate based on a notional amount of EUR 120,000. The Fund receives a floating rate based on a notional amount of $147,072.
(r)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $651,300.
(s)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $651,300.
(t)	The Fund pays a fixed rate based on a notional amount of EUR 227,000. The Fund receives a floating rate based on a notional amount of $302,705.
(u)	The Fund pays a fixed rate based on a notional amount of EUR 700,000. The Fund receives a floating rate based on a notional amount of $960,190.
(v)	The Fund pays a fixed rate based on a notional amount of EUR 200,000. The Fund receives a floating rate based on a notional amount of $243,880.
(w)	The Fund pays a fixed rate based on a notional amount of EUR 100,000. The Fund receives a floating rate based on a notional amount of $122,290.
(x)	The Fund pays a fixed rate based on a notional amount of JPY 100,000,000. The Fund receives a floating rate based on a notional amount of $1,197,891.
(y)	The Fund pays a fixed rate based on a notional amount of JPY 62,000,000. The Fund receives a floating rate based on a notional amount of $808,450.
(z)	The Fund pays a fixed rate based on a notional amount of JPY 100,000,000. The Fund receives a floating rate based on a notional amount of $1,246,106.
(aa)	The Fund pays a fixed rate based on a notional amount of JPY 92,000,000. The Fund receives a floating rate based on a notional amount of $1,110,708.
*	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2012.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$157,709,666	$2,044,771
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	8,625,073	35,143
Residential Mortgage-Backed Securities	—	8,209,168	—
Bank Loans	—	4,382,412	295,501
Commercial Mortgage-Backed Securities	—	12,997,694	—
Corporate Bonds	—	64,675,768	—
Municipal Bonds	—	4,561,605	—
U.S. Treasury Securities	—	721,775	—
Preferred Stock	109,560	—	—
Affiliated Money Market Mutual Fund	853,058	—	—
Options Purchased	—	2,425,638	—
Other Financial Instruments*
Futures	557,397	—	—
Forward Foreign Currency Contracts	—	(713,534)	—
Credit Default Swap Agreements	—	1,127,805	(3,648)
Interest Rate Swap Agreements	—	2,659,682	187,365
Currency Swap Agreements	—	794,793	—

Total	$1,520,015	$268,177,545	$2,559,132

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Foreign Bonds	Non-Residential Mortgage-Backed Securities	Bank Loans	Credit Default Swaps	Interest Rate Swaps
Balance as of 10/31/11	$2,286,189	$1,122,343	$437,679	$(3,481)	$—
Realized gain (loss)	—	—	—	—	—	**
Change in unrealized appreciation (depreciation)***	(241,418)	(3,678)	5,921	(167)	187,365
Purchases	—	—	—	—	—
Sales	—	(116,103)	(2,215)	—	—
Accrued discount/premium	—	251	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(967,670)	(145,884)	—	—

Balance as of 07/31/12	$2,044,771	$35,143	$295,501	$(3,648)	$187,365

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized gain incurred during the period for the other financial instruments was $4,303.
***	Of which, $(51,310) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were two non-residential mortgage-backed securities transferred out of Level 3 as a result of the securities no longer being fair valued in accordance with the Board of Directors’ approval and one bank loan transferred out of Level 3 as a result of the security no longer using a single broker quote.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies may include, but not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2012 was as follows:

Sovereigns	46.6%
Banking	9.0
Non-Corporate Foreign Agencies	5.5
Commercial Mortgage-Backed Securities	4.8
Non-Residential Mortgage-Backed Securities	3.2
Residential Mortgage-Backed Securities	3.0
Foods	2.0
Municipal Bonds	1.7
Cable	1.6
Media & Entertainment	1.5
Metals	1.5
Non-Captive Finance	1.5
Technology	1.5
Capital Goods	1.4
Insurance	1.3
Telecommunications	1.3
Healthcare & Pharmaceutical	1.1
Electric	1.0
Options Purchased	0.9
Gaming	0.8
Chemicals	0.7
Energy — Other	0.7
Automotive	0.6
Retailers	0.6
Healthcare Insurance	0.5
Packaging	0.5
Tobacco	0.5
Lodging	0.4
Paper	0.4
Real Estate Investment Trusts	0.4
Affiliated Money Market Mutual Fund	0.3
Airlines	0.3
Building Materials & Construction	0.3
Consumer	0.3
Pipelines & Other	0.3
U.S. Treasury Securities	0.3
Aerospace & Defense	0.2
Railroads	0.2
Energy — Integrated	0.1

98.8
Other assets in excess of liabilities	1.2

Net Assets	100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as
Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal term, tranche level attributes, yield curve, prepayment speeds, and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     September 24, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date     September 24, 2012

*	Print the name and title of each signing officer under his or her signature.